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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 333-33978)                                                [X]

         Pre- Effective Amendment No.                                   [ ]
                                      ------

         Post-Effective Amendment No.   38                              [X]
                                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940  (No. 811-09885)                                       [X]

         Amendment No.    39                                            [X]
                       --------

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  303-333-3863
                                                   -----------------------------

Kelley Abbott Howes - 151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on February 23, 2007 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      February 23, 2007


                                      JANUS ADVISER SERIES



                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND

                              INSTITUTIONAL SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes one portfolio (the "Fund") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to the Fund.

                        Janus Institutional Cash Management Fund is designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares (the "Shares" or "Institutional Shares") exclusively to institutional and individual clients meeting the minimum investment requirement of $5,000,000.

                        The Fund currently offers two classes of shares, with the Institutional Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Cash Management Fund.................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................    7
       Common investment techniques.............................    8

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   10
       Management expenses......................................   11
       Investment personnel.....................................   13

    OTHER INFORMATION...........................................   14

    DISTRIBUTIONS AND TAXES.....................................   17

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   19
       Purchases................................................   20
       Minimum investment requirements..........................   21
       Redemptions..............................................   21
       Shareholder communications...............................   24

    FINANCIAL HIGHLIGHTS........................................   27

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL CASH MANAGEMENT FUND

   Institutional Cash Management Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------
   INSTITUTIONAL CASH MANAGEMENT FUND seeks maximum current income to the extent consistent with stability of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007, after the reorganization of Janus Institutional Cash Reserves Fund (the "predecessor fund") into Institutional Cash Management Fund. The returns for the Institutional Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


                                                          Risk/return summary  3

   INSTITUTIONAL CASH MANAGEMENT FUND - INSTITUTIONAL SHARES


      Annual returns for periods ended 12/31
                                                           1.18%  1.37%  3.21%  5.04%
                                                           2003   2004   2005   2006

      Best Quarter:  4th-2006 1.34%    Worst Quarter:  2nd-2004 0.26%



                                       Average annual total return for periods ended 12/31/06
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                                                 1 year        (5/15/02)
    Institutional Shares
       Return Before Taxes                                       5.04%           2.57%
                                                                 -------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Adviser Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Institutional Shares of the Fund. Expense information shown reflects estimated annualized expenses that Institutional Shares of the Fund expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Institutional Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Fund's Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

                                                          Risk/return summary  5

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                Total Annual             Net Annual
                                                                    Fund                    Fund
                                    Management      Other        Operating     Expense    Operating
                                      Fee(1)     Expenses(2)    Expenses(3)    Waivers   Expenses(3)
  Institutional Cash Management
    Fund - Institutional Shares(4)    0.20%         0.16%           0.36%        0.23%       0.13%



  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.


 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.

 (2) Since Institutional Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Institutional Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.15% of the average daily net assets of the Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.


 (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by the Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to a waiver that will reduce the amount of administrative service fees payable by the Fund from 0.15% to 0.02%. This waiver will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.


 (4) Janus Capital has agreed to waive the Fund's total operating expenses to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.12%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.


 EXAMPLES:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                           1 Year    3 Years   5 Years   10 Years
                                                           --------------------------------------
  Institutional Cash Management Fund - Institutional
    Shares                                                  $ 37      $ 116     $ 202     $ 456


 6  Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.


   The Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

                                    Principal investment strategies and risks  7
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Fund may use:

   PARTICIPATION INTERESTS
   A participation interest gives the Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Fund's investments may be dependent in part on the credit quality of the banks supporting the Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

 8  Janus Adviser Series

   VARIABLE AND FLOATING RATE SECURITIES
   The Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Fund may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. Certain funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   The Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                    Principal investment strategies and risks  9

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 10  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Institutional Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreement, Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of the Fund.

                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
      Institutional Cash
        Management Fund         All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's semiannual and/or annual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.



   The Fund has entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate financial intermediaries for providing administrative services to their customers who invest in the Shares. The types of services that the financial intermediaries would


                                                      Management of the Fund  11
   provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Fund would have to perform if it was dealing directly with the beneficial owners, rather than the financial intermediaries, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 12  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional
     Cash Management Fund, which she has co-managed since its inception. Ms. Pichler managed or co-managed Janus Institutional Cash Reserves Fund from its inception to February 2007. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State
     University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Cash Management Fund, which he has co-managed since its inception. Mr. Thorderson co-managed Janus Institutional Cash Reserves Fund from February 2004 to February 2007. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                      Management of the Fund  13

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers two classes of shares. This Prospectus only describes the Institutional Shares of the Fund. Institutional Shares of the Fund are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Premium Shares of the Fund are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs.


   Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call Janus Institutional Services at 1-800-29JANUS (1-800-295-2687).


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims


 14  Janus Adviser Series
   by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.



   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


                                                           Other information  15

   Michael Fleisher, et al. v. Janus Capital Management, LLC,
   04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 16  Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Fund's transfer agent must receive payment from the financial intermediary or plan sponsor in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your financial intermediary or plan sponsor directly for deadlines for purchase orders from you to your financial intermediary or plan sponsor.

   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor.

   The Fund reserves the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Shareholders have the option of having their dividends and distributions automatically reinvested in Fund Shares or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

   TAXES ON DISTRIBUTIONS


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made available to financial intermediaries who will forward the information to their


                                                     Distributions and taxes  17
   customers for tax purposes on or before January 31st of each year. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.

   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your financial intermediary or plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

 18  Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


ESTABLISHING YOUR ACCOUNT


   The application enclosed with this Prospectus describes the options available to you as an institutional shareholder of the Fund. After reviewing the application carefully, complete, sign, and forward it to:


    Via Regular Mail                       Via Express Mail - Overnight Delivery
    Janus                                  Janus
    P.O. Box 173375                        151 Detroit Street
    Denver, CO 80217-3375                  Denver, CO 80206-4805
    Attn: Institutional Money Desk         Attn: Institutional Money Desk



   Do not include any purchase money with the application. All purchases of Shares should be effected by wire transfer. For more information, see "Purchases."


   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

   On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market


                                                         Shareholder's guide  19
   conditions, should be initiated to prevent any material dilutive effect on shareholders.


   ADMINISTRATIVE SERVICES FEE


   The Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.15% of the average daily net assets of the Fund's Institutional Shares. Janus Capital has agreed to a contractual waiver for Institutional Shares limiting the fee to 0.02%. The waiver will be in effect until at least December 1, 2008. Janus Capital may compensate financial intermediaries for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Fund and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Fund, the Trustees will consider appropriate alternatives.

PURCHASES


   You must establish a Fund account and receive an account number before making purchases by wire. Contact the Institutional Money Desk at 1-800-29JANUS (1-800-295-2687) for complete instructions. Purchase requests received before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Fund is calculated after that time). In addition, the Fund's transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If your payment on a purchase order is not received by this time, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Fund can redeem shares you own in this or another identically registered Janus fund as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Fund also reserves the right to require purchase requests and payments prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Fund reserves the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Institutional Money Desk at 1-800-29JANUS


 20  Janus Adviser Series

   (1-800-295-2687) when you intend to make a wire purchase. The Fund does not charge any fees for purchase transactions submitted by wire. However, your financial intermediary may charge you a separate or additional fee for purchases of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for purchase orders from you to your financial intermediary.



   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you have any questions, please call 1-800-29JANUS (1-800-295-2687).


   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Institutional Shares of the Fund is $5,000,000. The Fund, at its discretion, reserves the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your financial intermediary or plan sponsor. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you would like more information regarding the exchange privilege, please call Institutional Money Desk at 1-800-29JANUS (1-800-295-2687).


REDEMPTIONS

   Shares of the Fund may be redeemed on any business day on which the Fund's NAV is calculated. Redemptions are duly processed after your redemption request is received in good order by a Fund. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be

                                                         Shareholder's guide  21
   redeemed and the redemption amount wired in federal funds to the financial intermediary or plan sponsor account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Please check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor.


   IN WRITING

   To redeem all or part of your Shares in writing, send a letter of instruction to the following address:


Via Regular Mail                   Via Express Mail - Overnight Delivery
Janus                              Janus
P.O. Box 173375                    151 Detroit Street
Denver, CO 80217-3375              Denver, CO 80206-4805
Attn: Institutional Money Desk     Attn: Institutional Money Desk


   The letter should be on company letterhead (in the case of institutional clients) and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name, and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund. For IRA shareholders, written instructions must be signed by the account owner.

   BY TELEPHONE

   Shares may be redeemed by telephone. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount will be wired in federal funds to the shareholder's predesignated bank account that day. After 5:00 p.m., the redemption request will include that day's dividends, however, it will generally be processed and wired the next bank business day. The Fund reserves the right to require redemption requests prior to 5:00 p.m. on days when the bond market or NYSE close early. There is no fee for redemptions by wire. However, your financial intermediary may charge a processing or service fee in connection with the redemption of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for redemption orders from you to your financial intermediary.

 22  Janus Adviser Series

   BY A FUND

   Your account may be terminated by a Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal or other conduct detrimental to the Fund. In the case of insufficient account size, the Fund will notify you that you have 30 days to increase your account to the minimum required before redeeming your account.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end.


                                                         Shareholder's guide  23

   All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


   Complete schedules of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are included in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediary or plan sponsor and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

 24  Janus Adviser Series

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION

   PORTFOLIO INFORMATION


   You may call 1-800-29JANUS (1-800-295-2687) by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 8:00 a.m. to 6:00 p.m. (New York time).


   TELEPHONE INSTRUCTIONS

   You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

   ACCOUNT ADDRESS AND NAME CHANGES

   To change the address on your account, you may call 1-800-29JANUS (1-800-295-2687) or send a written request signed by all registered owners of your account. Please include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Within the first 10 days of an address change, redemptions by institutional clients are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Fund with appropriate corporate resolutions changing wire instructions. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an application and supporting legal documentation, if applicable. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   STATEMENTS AND REPORTS


   Shareholders will receive a monthly statement reporting all purchases and redemptions made during that month, and dividends paid during the month. The Fund reserves the right to charge a fee for additional account statement requests.


                                                         Shareholder's guide  25

   The Fund produces financial reports that include a complete list of each Fund's portfolio holdings semiannually, and update their prospectuses annually. If you invest through a financial intermediary, the financial intermediary is responsible for providing the Fund's reports. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.


   Unless instructed otherwise, the Fund will mail only one report or prospectus to your address of record ("household"), even if more than one person in your household has a Fund account. This process, known as "householding," reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call 1-800-29JANUS (1-800-295-2687) or send a written request signed by the shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.


   TEMPORARY SUSPENSION OF SERVICES

   The Fund or its agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Fund or its agents materially hampers the provision of such services.

   TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

   You may purchase or sell Fund shares through an organization that provides recordkeeping and consulting services to retirement or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers.

 26  Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




   The financial highlights tables are intended to help you understand the Fund's financial performance through the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.


   Institutional Cash Management Fund commenced operations on February 23, 2007, after the reorganization of Janus Institutional Cash Reserves Fund (the "predecessor fund") into the Fund. The financial highlights shown are for the predecessor fund. The predecessor fund had a fiscal year end of October 31. As soon as practicable following the reorganization, the Fund will change its fiscal year end to July 31. The financial highlight information shown has been audited by PricewaterhouseCoopers LLP, whose report on the predecessor funds, along with the predecessor fund's financial statements, is included in the predecessor fund's Annual Report, which is available upon request and incorporated by reference into the SAI.


   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the predecessor fund (assuming reinvestment of all dividends and distributions).

                                                        Financial highlights  27

INSTITUTIONAL CASH MANAGEMENT FUND - INSTITUTIONAL SHARES
                                                    Janus Institutional Cash Reserves Fund
----------------------------------------------------------------------------------------------------
                                                       Years or Period ended October 31
                                           2006         2005         2004        2003        2002(1)
 NET ASSET VALUE, BEGINNING OF PERIOD      $1.00        $1.00        $1.00       $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.05         0.03         0.01        0.01         0.01
 Net gain/(loss) on securities                --(2)        --(2)        --(2)       --(2)        --
 Total from investment operations           0.05         0.03         0.01        0.01         0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)   (0.05)       (0.03)       (0.01)      (0.01)       (0.01)
 Distributions (from capital gains)           --           --(2)        --(2)       --(2)        --
 Total distributions                      (0.05)       (0.03)       (0.01)      (0.01)       (0.01)
 NET ASSET VALUE, END OF PERIOD            $1.00        $1.00        $1.00       $1.00        $1.00
 Total return                              4.82%        2.84%        1.20%       1.27%        0.87%(3)
 Net assets, end of period (in millions)  $1,322       $1,523       $1,873      $2,796       $1,792
 Average net assets for the period (in
   millions)                              $2,042       $1,495       $2,216      $2,495       $1,262
 Ratio of expenses to average net assets   0.19%(4)     0.18%(4)     0.18%(4)    0.18%(4)     0.18%(4)(5)
 Ratio of net investment income/(loss)
   to average net assets(4)                4.78%        2.76%        1.18%       1.24%        1.86%
----------------------------------------------------------------------------------------------------


(1) Period May 15, 2002 (inception) through October 31, 2002.

(2) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.


(3) Total return not annualized for periods of less than one full year.


(4) The ratio was 0.36% in 2006, 0.35% in 2005, 0.35% in 2004, 0.35% in 2003,
    and 0.35% in 2002 before waiver of certain fees incurred by the Fund.

(5) Annualized for periods of less than one full year.

 28  Janus Adviser Series

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES

                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND



                                 PREMIUM SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes one portfolio (the "Fund") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to the Fund.

                        Janus Institutional Cash Management Fund is designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares (the "Shares" or "Premium Shares") exclusively through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.

                        The Fund currently offers two classes of shares, with the Premium Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Cash Management Fund.................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................    7
       Common investment techniques.............................    8

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   10
       Management expenses......................................   11
       Investment personnel.....................................   13

    OTHER INFORMATION...........................................   14

    DISTRIBUTIONS AND TAXES.....................................   17

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   19
       Distribution and service fees............................   19
       Purchases................................................   20
       Minimum investment requirements..........................   21
       Redemptions..............................................   22
       Shareholder communications...............................   24

    FINANCIAL HIGHLIGHTS........................................   25

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL CASH MANAGEMENT FUND

   Institutional Cash Management Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL CASH MANAGEMENT FUND seeks maximum current income to the extent consistent with stability of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Premium Shares reflects the historical performance of Janus Institutional Cash Reserves Fund prior to the reorganization of Janus Institutional Cash Reserves Fund into the Fund as explained below.



   Janus Institutional Cash Reserves Fund (the "predecessor fund") reorganized into Institutional Cash Management Fund on February 23, 2007. The returns for Premium Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Premium Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


                                                          Risk/return summary  3

   INSTITUTIONAL CASH MANAGEMENT FUND - PREMIUM SHARES


      Annual returns for periods ended 12/31
                                                           1.07%  1.26%  3.09%  4.93%
                                                           2003   2004   2005   2006

      Best Quarter:  4th-2006 1.31%    Worst Quarter:  1st-2004 0.23%



                                       Average annual total return for periods ended 12/31/06
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                                                 1 year        (5/15/02)
    Premium Shares
       Return Before Taxes                                       4.93%           2.46%
                                                                 -------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Adviser Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Premium Shares of the Fund. Expense information shown reflects estimated annualized expenses that Premium Shares of the Fund expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Premium Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Fund's Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

                                                          Risk/return summary  5

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                     Total Annual             Net Annual
                                       Distribution                      Fund                    Fund
                          Management     (12b-1)         Other        Operating     Expense    Operating
                            Fee(1)       Fees(2)      Expenses(3)    Expenses(4)    Waivers   Expenses(4)
  Institutional Cash
    Management Fund -
    Premium Shares(5)       0.20%         0.02%          0.07%           0.29%       0.16%       0.13%



  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.

 (2) Janus Distributors LLC has contractually agreed to a waiver that will reduce the amount of 12b-1 fees payable by the Fund from 0.18% to 0.02%. This waiver will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (3) Since Premium Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Premium Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of the Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by the Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to a waiver that will reduce the amount of administrative service fees payable by the Fund from 0.06% to 0.00%. This waiver will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 (5) Janus Capital has agreed to waive the Fund's total operating expenses to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.12%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.


 EXAMPLES:

 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                                1 Year    3 Years
                                                                -----------------
  Institutional Cash Management Fund - Premium Shares            $ 30      $ 93


 6  Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.


   The Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

                                    Principal investment strategies and risks  7
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Fund may use:

   PARTICIPATION INTERESTS
   A participation interest gives the Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Fund's investments may be dependent in part on the credit quality of the banks supporting the Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

 8  Janus Adviser Series

   VARIABLE AND FLOATING RATE SECURITIES
   The Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Fund may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. Certain funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   The Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                    Principal investment strategies and risks  9

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 10  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Premium Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreement, Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of the Fund.

                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
      Institutional Cash
        Management Fund         All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's semiannual and/or annual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.



   The Fund has entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide


                                                      Management of the Fund  11
   include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Fund would have to perform if it was dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 12  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional
     Cash Management Fund, which she has co-managed since its inception. Ms. Pichler managed or co-managed Janus Institutional Cash Reserves Fund from its inception to February 2007. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State
     University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Cash Management Fund, which he has co-managed since its inception. Mr. Thorderson co-managed Janus Institutional Cash Reserves Fund from February 2004 to February 2007. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                      Management of the Fund  13

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers two classes of shares. This Prospectus only describes the Premium Shares of the Fund. Premium Shares of the Fund are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Fund are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.


   Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims


 14  Janus Adviser Series
   by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.



   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


                                                           Other information  15

   Michael Fleisher, et al. v. Janus Capital Management, LLC,
   04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND

   The Fund is distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 16  Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Fund's transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.

   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.

   The Fund reserves the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Dividends and capital gain distributions will be reinvested in Shares unless otherwise elected by the shareholder pursuant to the options offered by the Financial Institution.

   TAXES ON DISTRIBUTIONS


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made available to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the


                                                     Distributions and taxes  17

   Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.

   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

 18  Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares of the Fund directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.

   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between the Financial Institutions and their customers. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Premium Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Premium Shares based on average daily net assets of the Shares, up to the following annual rate:

                                                         Shareholder's guide  19

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Premium Shares                                          0.18%                   0.02%

   (1) This waiver will continue until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund. Such shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Fund would have to perform if it was dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


   ADMINISTRATIVE SERVICES FEE


   The Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of the Fund's Premium Shares. Janus Capital has contractually agreed to waive this fee, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Fund and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Fund, the Trustees will consider appropriate alternatives.

PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and


 20  Janus Adviser Series
   similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Fund is calculated after that time). In addition, the Fund's transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). The Fund also reserves the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Fund reserves the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Fund. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Fund.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Premium Shares of the Fund is $5,000,000. The Fund, at its discretion, reserves the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

EXCHANGES


   Contact your Financial Institution for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus


                                                         Shareholder's guide  21
   funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividend. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Fund reserves the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days

 22  Janus Adviser Series
   you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.

                                                         Shareholder's guide  23

   Complete schedules of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Fund's Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are included in the Fund's semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their Financial Institution and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 24  Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for Premium Shares of the Fund since Premium Shares did not commence operations until February 23, 2007.


                                                        Financial highlights  25

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

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

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 28

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


                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Fund's Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Fund's investments is available in the Fund's Annual and Semiannual Reports. In the Fund's Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



                              INSTITUTIONAL SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.



                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares" or "Institutional Shares") exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market Fund).


                        The Funds currently offer five classes of shares, with the Institutional Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Purchases................................................   25
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   30

    FINANCIAL HIGHLIGHTS........................................   33

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS INSTITUTIONAL MONEY MARKET FUND



   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.



   The Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Money Market Fund (the "predecessor fund") into Institutional Money Market Fund. The returns for the Institutional Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Institutional Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES




    Annual returns for periods ended 12/31
                          5.72%  5.67%  5.24%  6.51%  4.21%  1.80%  1.14%  1.35%  3.20%  5.04%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.66%    Worst Quarter:  2nd-2004 0.25%



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years        (4/14/95)
                Institutional Shares
                  Return Before Taxes                       5.04%     2.50%     3.97%            4.23%
                                                            -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.



   The Fund's past performance does not necessarily indicate how it will perform in the future.


 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



PRINCIPAL INVESTMENT STRATEGIES



   The Fund pursues its investment objective by normally investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

                                                          Risk/return summary  5

   - maintain a dollar-weighted average portfolio maturity of 90 days or less


MAIN INVESTMENT RISKS


   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") into Institutional Government Money Market Fund. The returns for the Institutional Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Institutional Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES



    Annual returns for periods ended 12/31
                          5.59%  5.53%  5.13%  6.42%  4.19%  1.78%  1.10%  1.31%  3.17%  4.99%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.65%    Worst Quarter:  2nd-2004 0.24%



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years        (4/14/95)
                Institutional Shares
                  Return Before Taxes                       4.99%     2.46%     3.90%            4.15%
                                                            -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



                                                          Risk/return summary  7

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Institutional Shares of the Funds. Expense information shown reflects estimated annualized expenses that Institutional Shares of the Funds expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Institutional Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                  Total Annual             Net Annual
                                                                      Fund                    Fund
                                       Management      Other       Operating     Expense    Operating
                                         Fee(1)     Expenses(2)   Expenses(3)    Waivers   Expenses(3)
  Institutional Money Market Fund -
   Institutional Shares                  0.20%         0.15%          0.35%        0.17%       0.18%
  Institutional Government Money
   Market Fund - Institutional Shares    0.20%         0.16%          0.36%        0.20%       0.16%



  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.

 (2) Since Institutional Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Institutional Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.15% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.


 (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees from 0.15% to 0.08% for Institutional Money Market Fund and from 0.15% to 0.05% for Institutional Government Money Market Fund. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                            1 Year    3 Years   5 Years    10 Years
                                                            ----------------------------------------
  Institutional Money Market Fund - Institutional Shares    $    36   $   113   $   197     $   443
  Institutional Government Money Market
   Fund - Institutional Shares                              $    37   $   116   $   202     $   456


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.


   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


   The Fund normally invests exclusively in:


   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities


COMMON INVESTMENT TECHNIQUES


   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.


   VARIABLE AND FLOATING RATE SECURITIES

   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.


   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

 12  Janus Adviser Series

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Funds.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Institutional Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
   Institutional Money Market
     Fund                       All Asset Levels          0.20                         N/A(2)
   Institutional Government
     Money Market Fund          All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------



(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.


   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compen-

                                                     Management of the Funds  15
   sate financial intermediaries for providing administrative services to their customers who invest in the Shares. The types of services that the financial intermediaries would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the financial intermediaries, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

JEANINE MORRONI, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund since its inception. Ms. Morroni is also Executive Vice President and Co-Portfolio Manager of Janus Government
     Money Market Fund, which she has co-managed since September 2003. She was Assistant Portfolio Manager of Janus Government Money Market Fund from February 1999 to September 2003. Ms. Morroni joined Janus Capital in 1994. She holds a Bachelor of Science degree in Accounting from Colorado State University. Ms. Morroni and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Morroni holds the Chartered Financial Analyst designation.

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund since its inception. Ms. Pichler is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which she has managed or co-managed since inception. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund and Institutional Money Market Fund since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund and Janus Money Market Fund, which he has co-managed since February 1999 and February 2004, respectively. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Morroni are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


 18  Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Fund currently offers five classes of shares. This Prospectus only describes the Institutional Shares of the Funds, which are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Service Shares, Premium Shares, Select Shares, and Primary Shares of the Funds are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs.

   Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information, please call Janus Institutional Services at 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al.,


                                                           Other information  19

   U.S. District Court, District of Maryland, Case No. 04-MD-00855); and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.



   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


 20  Janus Adviser Series

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC,
   04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS

   The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   For each Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.



   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment from the financial intermediaries or plan sponsor in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your financial intermediaries or plan sponsor directly for deadlines for purchase orders from you to your financial intermediaries or plan sponsor.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your financial intermediaries or plan sponsor directly for deadlines for redemption orders from you to your financial intermediaries or plan sponsor.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Shareholders have the option of having their dividends and distributions automatically reinvested in Fund Shares or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

   TAXES ON DISTRIBUTIONS

   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made

 22  Janus Adviser Series
   available to financial intermediaries who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.




   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your financial intermediaries or plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.


   TAXATION OF THE FUNDS


   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

ESTABLISHING YOUR ACCOUNT

   The application enclosed with this Prospectus describes the options available to you as an institutional shareholder of the Funds. After reviewing the application carefully, complete, sign, and forward it to:


    Via Regular Mail                       Via Express Mail - Overnight Delivery
    Janus                                  Janus
    P.O. Box 173375                        151 Detroit Street
    Denver, CO 80217-3375                  Denver, CO 80206-4805
    Attn: Institutional Money Desk         Attn: Institutional Money Desk



   Do not include any purchase money with the application. All purchases of Shares should be effected by wire transfer. For more information, see "Purchases."


   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

   On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


 24  Janus Adviser Series

   ADMINISTRATIVE SERVICES FEE


   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.15% of the average daily net assets of each Fund's Institutional Shares. Janus Capital has agreed to contractual waivers for Institutional Shares limiting these fees to 0.08% for Institutional Money Market Fund and 0.05% for Institutional Government Money Market Fund. The waivers will be in effect until at least December 1, 2008. Janus Capital may compensate financial intermediaries for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Funds and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Funds, the Trustees will consider appropriate alternatives.

PURCHASES


   You must establish a Fund account and receive an account number before making purchases by wire. Contact the Institutional Money Desk at 1-800-29JANUS (1-800-295-2687) for complete instructions. Purchase requests received before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If your payment on a purchase order is not received by this time, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Funds, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Funds can redeem shares you own in this or another identically registered Janus fund as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Institutional Money Desk at 1-800-29JANUS (1-800-295-2687) when you intend to make a wire purchase. The Funds do not


                                                         Shareholder's guide  25
   charge any fees for purchase transactions submitted by wire. However, your financial intermediary may charge you a separate or additional fee for purchases of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for purchase orders from you to your financial intermediary.



   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you have any questions, please call 1-800-29JANUS (1-800-295-2687).


MINIMUM INVESTMENT REQUIREMENTS

   INSTITUTIONAL MONEY MARKET FUND


   The minimum investment for the Institutional Shares of Institutional Money Market Fund is $5,000,000. Shares may be purchased with an initial $250,000 investment; however, the $5,000,000 minimum must be reached within six months of opening the account. Shareholders who do not reach or maintain the $5,000,000 minimum will be given the option of (1) exchanging into Institutional Shares of Institutional Government Money Market Fund or (2) having their shares redeemed. Shareholders' balances that fall below the required minimum will have 30 days to reach an account balance of $5,000,000. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.



   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



   The minimum investment in the Institutional Shares of Institutional Government Money Market Fund is $250,000. The Fund may, in its discretion, waive this minimum under certain circumstances but, in such event, the minimum must be reached within 90 days of opening the account. Shareholders who do not maintain the $250,000 minimum may have their Shares redeemed. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.


   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

 26  Janus Adviser Series

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your financial intermediary or plan sponsor. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you would like more information regarding the exchange privilege, please call Institutional Money Desk at 1-800-29JANUS (1-800-295-2687).


REDEMPTIONS


   Shares of a Fund may be redeemed on any business day on which the Fund's NAV is calculated. Redemptions are duly processed after your redemption request is received in good order by a Fund. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the financial intermediary or plan sponsor account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Please check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor.


   IN WRITING

   To redeem all or part of your Shares in writing, send a letter of instruction to the following address:


Via Regular Mail                   Via Express Mail - Overnight Delivery
Janus                              Janus
P.O. Box 173375                    151 Detroit Street
Denver, CO 80217-3375              Denver, CO 80206-4805
Attn: Institutional Money Desk     Attn: Institutional Money Desk


                                                         Shareholder's guide  27

   The letter should be on company letterhead (in the case of institutional clients) and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name, and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund. For IRA shareholders, written instructions must be signed by the account owner.

   BY TELEPHONE


   Shares may be redeemed by telephone. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount will be wired in federal funds to the shareholder's predesignated bank account that day. After 5:00 p.m., the redemption request will include that day's dividends, however, it will generally be processed and wired the next bank business day. The Funds reserve the right to require redemption requests prior to 5:00 p.m. on days when the bond market or NYSE close early. There is no fee for redemptions by wire. However, your financial intermediary may charge a processing or service fee in connection with the redemption of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for redemption orders from you to your financial intermediary.


   BY A FUND


   Your account may be terminated by a Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal or other conduct detrimental to the Funds. In the case of insufficient account size, a Fund will notify you that you have 30 days for Institutional Money Market Fund or 60 days for Institutional Government Money Market Fund to increase your account to the minimum required before redeeming your account.



   REDEMPTIONS IN-KIND



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-


 28  Janus Adviser Series
   kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


                                                         Shareholder's guide  29

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


   Complete schedules of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Funds' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters are included in the Funds' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their financial intermediaries or plan sponsor and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION

   PORTFOLIO INFORMATION


   You may call 1-800-29JANUS (1-800-295-2687) by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 8:00 a.m. to 6:00 p.m. (New York time).


 30  Janus Adviser Series

   TELEPHONE INSTRUCTIONS

   You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

   ACCOUNT ADDRESS AND NAME CHANGES

   To change the address on your account, you may call 1-800-29JANUS (1-800-295-2687) or send a written request signed by all registered owners of your account. Please include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Within the first 10 days of an address change, redemptions by institutional clients are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Funds with appropriate corporate resolutions changing wire instructions. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an application and supporting legal documentation, if applicable. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   STATEMENTS AND REPORTS


   Shareholders will receive a monthly statement reporting all purchases and redemptions made during that month, and dividends paid during the month. The Funds reserve the right to charge a fee for additional account statement requests.


   The Funds produce financial reports that include a complete list of each Fund's portfolio holdings semiannually, and update their prospectuses annually. If you invest through a financial intermediary, the financial intermediary is responsible for providing the Funds' reports. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. The Trust's fiscal year ends July 31.


   Unless instructed otherwise, the Funds will mail only one report or prospectus to your address of record ("household"), even if more than one person in your household has a Fund account. This process, known as "householding," reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call 1-800-29JANUS (1-800-295-2687) or send a written request signed by the shareholder(s) of


                                                         Shareholder's guide  31
   record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

   TEMPORARY SUSPENSION OF SERVICES

   The Funds or their agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Funds or their agents materially hampers the provision of such services.

   TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

   You may purchase or sell Fund shares through an organization that provides recordkeeping and consulting services to retirement or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers.

 32  Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.


   Institutional Money Market Fund and Institutional Government Money Market Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Money Market Fund and Janus Government Money Market Fund (the "predecessor funds") into each respective Fund. For Institutional Money Market Fund and Institutional Government Money Market Fund, the financial highlights shown are for the Institutional Shares of the respective predecessor fund. The predecessor funds had a fiscal year end of October 31. As soon as practicable following the reorganization, the Funds will change their fiscal year end to July 31. The financial highlight information shown has been audited by PricewaterhouseCoopers LLP, whose report on the predecessor funds, along with the predecessor funds' financial statements, is included in the predecessor funds' Annual Report, which is available upon request and incorporated by reference into the SAI.


   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the predecessor funds (assuming reinvestment of all dividends and distributions).

                                                        Financial highlights  33

INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES
                                                   Janus Money Market Fund - Institutional Shares
---------------------------------------------------------------------------------------------------------
                                                               Years ended October 31
                                             2006         2005         2004          2003          2002
 NET ASSET VALUE, BEGINNING OF PERIOD        $1.00        $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                 0.05         0.03          0.01          0.01          0.02
 Net gain/(loss) on securities                  --(1)        --(1)         --(1)         --(1)         --(1)
 Total from investment operations             0.05         0.03          0.01          0.01          0.02
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)     (0.05)       (0.03)        (0.01)        (0.01)        (0.02)
 Distributions (from capital gains)             --(1)        --(1)         --(1)         --(1)         --(1)
 Total distributions                        (0.05)       (0.03)        (0.01)        (0.01)        (0.02)
 NET ASSET VALUE, END OF PERIOD              $1.00        $1.00         $1.00         $1.00         $1.00
 Total return                                4.82%        2.84%         1.17%         1.22%         1.96%
 Net assets, end of period (in millions)    $6,317       $3,638        $8,124        $9,141       $10,541
 Average net assets for the period (in
  millions)                                 $4,785       $5,028        $7,453       $10,404       $12,633
 Ratio of expenses to average net
  assets(2)                                  0.18%(3)     0.18%(3)      0.18%(3)      0.18%(3)      0.18%(3)
 Ratio of net investment income/(loss) to
  average net assets                         4.79%        2.65%         1.17%         1.21%         1.95%
---------------------------------------------------------------------------------------------------------



(1) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.


(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005 and 2004.


(3) The ratio was 0.35% in 2006, 0.35% in 2005, 0.35% in 2004, 0.35% in 2003,
    and 0.35% in 2002 before waiver of certain fees incurred by the Fund.


 34  Janus Adviser Series

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES
                                                       Janus Government Money Market Fund -
                                                               Institutional Shares
---------------------------------------------------------------------------------------------------
                                                              Years ended October 31
                                                 2006       2005       2004       2003       2002
 NET ASSET VALUE, BEGINNING OF PERIOD            $1.00      $1.00      $1.00      $1.00      $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                     0.05       0.03       0.01       0.01       0.02
 Net gain/(loss) on securities                      --         --(1)      --(1)      --         --(1)
 Total from investment operations                 0.05       0.03       0.01       0.01       0.02
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)         (0.05)     (0.03)     (0.01)     (0.01)     (0.02)
 Distributions (from capital gains)                 --         --(1)      --(1)      --         --(1)
 Total distributions                            (0.05)     (0.03)     (0.01)     (0.01)     (0.02)
 NET ASSET VALUE, END OF PERIOD                  $1.00      $1.00      $1.00      $1.00      $1.00
 Total return                                    4.78%      2.81%      1.13%      1.18%      1.95%
 Net assets, end of period (in millions)          $536       $518       $385       $776     $1,275
 Average net assets for the period (in
  millions)                                       $646       $540       $610     $1,137     $1,251
 Ratio of expenses to average net assets(2)      0.16%(3)   0.16%(3)   0.15%(3)   0.15%(3)   0.15%(3)
 Ratio of net investment income/(loss) to
  average net assets                             4.75%      2.74%      1.12%      1.17%      1.90%
---------------------------------------------------------------------------------------------------



(1) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.


(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005 and 2004.


(3) The ratio was 0.36% in 2006, 0.36% in 2005, 0.35% in 2004, 0.35% in 2003,
    and 0.35% in 2002 before waiver of certain fees incurred by the Fund.


                                                        Financial highlights  35

                      This page intentionally left blank.

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES




                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



                                 PREMIUM SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.



                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares" or "Premium Shares") exclusively through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


                        The Funds currently offer five classes of shares, with the Premium Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   26
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS INSTITUTIONAL MONEY MARKET FUND



   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Premium Shares reflects the historical performance of the Institutional Shares of Janus Money Market Fund prior to the reorganization of Institutional Shares of Janus Money Market Fund into the Fund as explained below.



   Institutional Shares of Janus Money Market Fund (the "predecessor fund") reorganized into Institutional Money Market Fund on February 23, 2007. The returns for the Premium Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Premium Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - PREMIUM SHARES


    Annual returns for periods ended 12/31
                          5.52%  5.49%  5.10%  6.24%  4.04%  1.64%  0.98%  1.19%  3.04%  4.87%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.62%    Worst Quarter:  1st-2004 0.21%



                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Premium Shares
      Return Before Taxes                      4.87%     2.33%     3.80%            4.05%
                                               -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



PRINCIPAL INVESTMENT STRATEGIES



   The Fund pursues its investment objective by normally investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

                                                          Risk/return summary  5

   - maintain a dollar-weighted average portfolio maturity of 90 days or less


MAIN INVESTMENT RISKS


   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Premium Shares reflects the historical performance of the Institutional Shares of Janus Government Money Market Fund prior to the reorganization of Institutional Shares of Janus Government Money Market Fund into the Fund as explained below.



   Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") reorganized into Institutional Government Money Market Fund on February 23, 2007. The returns for the Premium Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Premium Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREMIUM SHARES


    Annual returns for periods ended 12/31
                          5.38%  5.29%  4.96%  6.21%  3.98%  1.58%  0.90%  1.11%  2.97%  4.80%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.61%    Worst Quarter:  2nd-2004 0.19%



                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Premium Shares
      Return Before Taxes                      4.80%     2.26%     3.70%            3.95%
                                               -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



                                                          Risk/return summary  7

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Premium Shares of the Funds. Expense information shown reflects estimated annualized expenses that Premium Shares of the Funds expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Premium Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                      Total Annual             Net Annual
                                         Distribution                     Fund                    Fund
                            Management     (12b-1)         Other       Operating     Expense    Operating
                              Fee(1)       Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Institutional Money
   Market Fund - Premium
   Shares                     0.20%         0.08%          0.06%          0.34%        0.16%       0.18%
  Institutional Government
   Money Market Fund -
   Premium Shares             0.20%         0.08%          0.07%          0.35%        0.16%       0.19%



 * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to waivers that will reduce the amount of 12b-1 fees payable by each Fund from 0.18% to 0.08%. These waivers will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Since Premium Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Premium Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees payable by each Fund from 0.06% to 0.00%. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Money Market Fund - Premium Shares               $  35     $ 109
  Institutional Government Money Market Fund - Premium Shares    $  36     $ 113


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.


   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


   The Fund normally invests exclusively in:


   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities



COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.


   VARIABLE AND FLOATING RATE SECURITIES

   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.


   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

 12  Janus Adviser Series

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Funds.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Premium Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
   Institutional Money Market
     Fund                       All Asset Levels          0.20                         N/A(2)
   Institutional Government
     Money Market Fund          All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------



(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.


   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compen-

                                                     Management of the Funds  15
   sate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

JEANINE MORRONI, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund since its inception. Ms. Morroni is also Executive Vice President and Co-Portfolio Manager of Janus Government
     Money Market Fund, which she has co-managed since September 2003. She was Assistant Portfolio Manager of Janus Government Money Market Fund from February 1999 to September 2003. Ms. Morroni joined Janus Capital in 1994. She holds a Bachelor of Science degree in Accounting from Colorado State University. Ms. Morroni and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Morroni holds the Chartered Financial Analyst designation.

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund since its inception. Ms. Pichler is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which she has managed or co-managed since inception. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund and Institutional Money Market Fund since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund and Janus Money Market Fund, which he has co-managed since February 1999 and February 2004, respectively. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Morroni are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


 18  Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Fund currently offers five classes of shares. This Prospectus only describes the Premium Shares of the Funds. Service Shares, Premium Shares, Select Shares, and Primary Shares of the Funds are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.

   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,


                                                           Other information  19

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.


 20  Janus Adviser Series

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS

   The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   For each Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.



   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Dividends and capital gain distributions will be reinvested in Shares unless otherwise elected by the shareholder pursuant to the options offered by the Financial Institution.

   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made available to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the


 22  Janus Adviser Series

   Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares of the Funds directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.


   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Premium Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Premium Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Premium Shares                                          0.18%                   0.08%

   (1) This waiver will continue until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds. Such shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


   ADMINISTRATIVE SERVICES FEE


   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of each Fund's Premium Shares. Janus Capital has contractually agreed to waive this fee for each Fund, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Funds and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Funds, the Trustees will consider appropriate alternatives.

                                                         Shareholder's guide  25

PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Premium Shares of each Fund is $5,000,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

 26  Janus Adviser Series

EXCHANGES


   Contact your Financial Institution for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND


   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-


                                                         Shareholder's guide  27
   kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


 28  Janus Adviser Series

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


   Complete schedules of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Funds' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters are included in the Funds' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their Financial Institution and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for Premium Shares of the Funds since Premium Shares did not commence operations until February 23, 2007.


 30  Janus Adviser Series
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

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


                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES




                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



                                 PRIMARY SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.



                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares" or "Primary Shares") exclusively through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


                        The Funds currently offer five classes of shares, with the Primary Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   26
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS INSTITUTIONAL MONEY MARKET FUND



   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS



   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Primary Shares reflects the historical performance of the Institutional Shares of Janus Money Market Fund prior to the reorganization of Institutional Shares of Janus Money Market Fund into the Fund as explained below.



   Institutional Shares of Janus Money Market Fund (the "predecessor fund") reorganized into Institutional Money Market Fund on February 23, 2007. The returns for the Primary Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Primary Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.




                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - PRIMARY SHARES


    Annual returns for periods ended 12/31
                          5.19%  5.16%  4.78%  5.92%  3.72%  1.33%  0.67%  0.89%  2.72%  4.56%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.54%    Worst Quarter:  1st-2004 0.13%



                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Primary Shares
      Return Before Taxes                      4.56%     2.02%     3.48%            3.73%
                                               -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



PRINCIPAL INVESTMENT STRATEGIES



   The Fund pursues its investment objective by normally investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

                                                          Risk/return summary  5

   - maintain a dollar-weighted average portfolio maturity of 90 days or less


MAIN INVESTMENT RISKS


   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Primary Shares reflects the historical performance of the Institutional Shares of Janus Government Money Market Fund prior to the reorganization of Institutional Shares of Janus Government Money Market Fund into the Fund as explained below.



   Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") reorganized into Institutional Government Money Market Fund on February 23, 2007. The returns for the Primary Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Primary Shares, without the effect of any fee and expense limitations or waivers.





   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRIMARY SHARES


    Annual returns for periods ended 12/31
                          5.05%  4.96%  4.64%  5.88%  3.66%  1.27%  0.59%  0.81%  2.66%  4.49%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.53%    Worst Quarter:  1st-2004 0.11%



                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Primary Shares
       Return Before Taxes                     4.49%     1.95%     3.39%            3.63%
                                               -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



                                                          Risk/return summary  7

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Primary Shares of the Funds. Expense information shown reflects estimated annualized expenses that Primary Shares of the Funds expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Primary Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                      Total Annual             Net Annual
                                         Distribution                     Fund                    Fund
                            Management     (12b-1)         Other       Operating     Expense    Operating
                              Fee(1)       Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Institutional Money
   Market Fund - Primary
   Shares                     0.20%         0.40%          0.06%          0.66%        0.16%       0.50%
  Institutional Government
   Money Market Fund -
   Primary Shares             0.20%         0.40%          0.07%          0.67%        0.16%       0.51%



  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to waivers that will reduce the amount of 12b-1 fees payable by each Fund from 0.50% to 0.40%. These waivers will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Since Primary Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Primary Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees payable by each Fund from 0.06% to 0.00%. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Money Market Fund - Primary Shares               $  67     $ 211
  Institutional Government Money Market Fund - Primary Shares    $  68     $ 214


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.


   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


   The Fund normally invests exclusively in:


   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities



COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.


   VARIABLE AND FLOATING RATE SECURITIES

   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.


   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

 12  Janus Adviser Series

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Funds.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Primary Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
   Institutional Money Market
     Fund                       All Asset Levels          0.20                         N/A(2)
   Institutional Government
     Money Market Fund          All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------



(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.


   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compen-

                                                     Management of the Funds  15
   sate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

JEANINE MORRONI, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund since its inception. Ms. Morroni is also Executive Vice President and Co-Portfolio Manager of Janus Government
     Money Market Fund, which she has co-managed since September 2003. She was Assistant Portfolio Manager of Janus Government Money Market Fund from February 1999 to September 2003. Ms. Morroni joined Janus Capital in 1994. She holds a Bachelor of Science degree in Accounting from Colorado State University. Ms. Morroni and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Morroni holds the Chartered Financial Analyst designation.

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund since its inception. Ms. Pichler is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which she has managed or co-managed since inception. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund and Institutional Money Market Fund since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund and Janus Money Market Fund, which he has co-managed since February 1999 and February 2004, respectively. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Morroni are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


 18  Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Fund currently offers five classes of shares. This Prospectus only describes the Primary Shares of the Funds. Service Shares, Premium Shares, Select Shares, and Primary Shares of the Funds are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.

   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,


                                                           Other information  19

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.


 20  Janus Adviser Series

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS

   The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   For each Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.



   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Dividends and capital gain distributions will be reinvested in Shares unless otherwise elected by the shareholder pursuant to the options offered by the Financial Institution.

   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made available to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the


 22  Janus Adviser Series

   Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares of the Funds directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.


   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Primary Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Primary Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Primary Shares                                          0.50%                   0.40%

   (1) This waiver will continue until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds. Such shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


   ADMINISTRATIVE SERVICES FEE


   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of each Fund's Primary Shares. Janus Capital has contractually agreed to waive this fee for each Fund, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Funds and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Funds, the Trustees will consider appropriate alternatives.

                                                         Shareholder's guide  25

PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Primary Shares of each Fund is $250,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

 26  Janus Adviser Series

EXCHANGES


   Contact your Financial Institution for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   REDEMPTIONS IN-KIND



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-


                                                         Shareholder's guide  27
   kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


 28  Janus Adviser Series

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


   Complete schedules of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Funds' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters are included in the Funds' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their Financial Institution and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for Primary Shares of the Funds since Primary Shares did not commence operations until February 23, 2007.


 30  Janus Adviser Series
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

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


                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



                                 SELECT SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.



                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares" or "Select Shares") exclusively through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


                        The Funds currently offer five classes of shares, with the Select Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   26
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS INSTITUTIONAL MONEY MARKET FUND



   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less



MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.



   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Select Shares reflects the historical performance of the Institutional Shares of Janus Money Market Fund prior to the reorganization of Institutional Shares of Janus Money Market Fund into the Fund as explained below.



   Institutional Shares of Janus Money Market Fund (the "predecessor fund") reorganized into Institutional Money Market Fund on February 23, 2007. The returns for the Select Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Select Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - SELECT SHARES


    Annual returns for periods ended 12/31
                          5.34%  5.32%  4.93%  6.07%  3.87%  1.47%  0.81%  1.03%  2.87%  4.70%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.58%    Worst Quarter:  2nd-2004 0.17%



                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Select Shares
      Return Before Taxes                      4.70%     2.17%     3.62%            3.88%
                                               -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by normally investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

                                                          Risk/return summary  5

   - maintain a dollar-weighted average portfolio maturity of 90 days or less


MAIN INVESTMENT RISKS


   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007. The performance shown for Select Shares reflects the historical performance of the Institutional Shares of Janus Government Money Market Fund prior to the reorganization of Institutional Shares of Janus Government Money Market Fund into the Fund as explained below.



   Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") reorganized into Institutional Government Money Market Fund on February 23, 2007. The returns for the Select Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Select Shares, without the effect of any fee and expense limitations or waivers.





   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT SHARES


    Annual returns for periods ended 12/31
                          5.20%  5.12%  4.79%  6.03%  3.81%  1.41%  0.74%  0.95%  2.80%  4.63%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.56%    Worst Quarter:  2nd-2004 0.15%



                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Select Shares
      Return Before Taxes                      4.63%     2.10%     3.53%            3.78%
                                               -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



                                                          Risk/return summary  7

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Select Shares of the Funds. Expense information shown reflects estimated annualized expenses that Select Shares of the Funds expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Select Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                      Total Annual             Net Annual
                                         Distribution                     Fund                    Fund
                            Management     (12b-1)         Other       Operating     Expense    Operating
                              Fee(1)       Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Institutional Money
   Market Fund - Select
   Shares                     0.20%         0.25%          0.06%          0.51%        0.16%       0.35%
  Institutional Government
   Money Market Fund -
   Select Shares              0.20%         0.25%          0.07%          0.52%        0.16%       0.36%



 * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to waivers that will reduce the amount of 12b-1 fees payable by each Fund from 0.35% to 0.25%. These waivers will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Since Select Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Select Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees payable by each Fund from 0.06% to 0.00%. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Money Market Fund - Select Shares                $  52     $ 164
  Institutional Government Money Market Fund - Select Shares     $  53     $ 167


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.


   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


   The Fund normally invests exclusively in:


   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.


   VARIABLE AND FLOATING RATE SECURITIES

   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.


   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

 12  Janus Adviser Series

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Funds.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Select Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
   Institutional Money Market
     Fund                       All Asset Levels          0.20                         N/A(2)
   Institutional Government
     Money Market Fund          All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------



(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.


   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compen-

                                                     Management of the Funds  15
   sate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

JEANINE MORRONI, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund since its inception. Ms. Morroni is also Executive Vice President and Co-Portfolio Manager of Janus Government
     Money Market Fund, which she has co-managed since September 2003. She was Assistant Portfolio Manager of Janus Government Money Market Fund from February 1999 to September 2003. Ms. Morroni joined Janus Capital in 1994. She holds a Bachelor of Science degree in Accounting from Colorado State University. Ms. Morroni and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Morroni holds the Chartered Financial Analyst designation.

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund since its inception. Ms. Pichler is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which she has managed or co-managed since inception. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund and Institutional Money Market Fund since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund and Janus Money Market Fund, which he has co-managed since February 1999 and February 2004, respectively. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Morroni are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


 18  Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Fund currently offers five classes of shares. This Prospectus only describes the Select Shares of the Funds. Service Shares, Premium Shares, Select Shares, and Primary Shares of the Funds are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.

   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,


                                                           Other information  19

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.


 20  Janus Adviser Series

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS

   The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   For each Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.



   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Dividends and capital gain distributions will be reinvested in Shares unless otherwise elected by the shareholder pursuant to the options offered by the Financial Institution.

   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made available to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the


 22  Janus Adviser Series

   Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares of the Funds directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.

   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Select Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Select Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Select Shares                                           0.35%                   0.25%

   (1) This waiver will continue until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds. Such shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


   ADMINISTRATIVE SERVICES FEE


   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of each Fund's Select Shares. Janus Capital has contractually agreed to waive this fee for each Fund, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Funds and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Funds, the Trustees will consider appropriate alternatives.

                                                         Shareholder's guide  25

PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Select Shares of each Fund is $1,000,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

 26  Janus Adviser Series

EXCHANGES


   Contact your Financial Institution for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND


   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-


                                                         Shareholder's guide  27
   kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


 28  Janus Adviser Series

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


   Complete schedules of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Funds' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters are included in the Funds' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their Financial Institution and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   No financial highlights are presented for Select Shares of the Funds since Select Shares did not commence operations until February 23, 2007.


 30  Janus Adviser Series
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                  You can make inquiries and request other
                  information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.



                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares" or "Service Shares") exclusively through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


                        The Funds currently offer five classes of shares, with the Service Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   19

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   26
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS INSTITUTIONAL MONEY MARKET FUND



   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

   - maintain a dollar-weighted average portfolio maturity of 90 days or less



MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.



   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other

 2  Janus Adviser Series
   government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Money Market Fund (the "predecessor fund") into Institutional Money Market Fund. The returns for the Service Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Service Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Service Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.




                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - SERVICE SHARES



    Annual returns for periods ended 12/31
                          5.46%  5.40%  4.98%  6.25%  3.95%  1.55%  0.88%  1.10%  2.94%  4.78%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.60%    Worst Quarter:  1st-2004 0.18%



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years       (11/22/96)
                Service Shares
                  Return Before Taxes                       4.78%     2.24%     3.71%            3.73%
                                                            -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.



   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



PRINCIPAL INVESTMENT STRATEGIES



   The Fund pursues its investment objective by normally investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.


   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)

                                                          Risk/return summary  5

   - maintain a dollar-weighted average portfolio maturity of 90 days or less


MAIN INVESTMENT RISKS


   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Government Money Market Fund (the "predecessor fund") into Institutional Government Money Market Fund. The returns for the Service Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Service Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Service Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions.


 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SERVICE SHARES



    Annual returns for periods ended 12/31
                          5.33%  5.28%  4.87%  6.15%  3.94%  1.53%  0.85%  1.05%  2.91%  4.73%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.59%    Worst Quarter:  2nd-2004 0.18%



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years       (11/22/96)
                Service Shares
                  Return Before Taxes                       4.73%     2.20%     3.64%            3.66%
                                                            -------------------------------------------



   Since the Fund was not available until February 23, 2007, there is no 7-day yield information.


   The Fund's past performance does not necessarily indicate how it will perform in the future.



                                                          Risk/return summary  7

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Service Shares of the Funds. Expense information shown reflects estimated annualized expenses that Service Shares of the Funds expect to incur during their initial fiscal year. Contractual waivers agreed to by Janus Distributors LLC are reflected under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Service Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                Total Annual             Net Annual
                                                                    Fund                    Fund
                                    Management      Other        Operating     Expense    Operating
                                      Fee(1)     Expenses(2)    Expenses(3)    Waivers   Expenses(3)
  Institutional Money Market
    Fund -
    Service Shares                    0.20%         0.40%           0.60%        0.17%       0.43%
  Institutional Government Money
    Market Fund - Service Shares      0.20%         0.41%           0.61%        0.20%       0.41%



  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.

 (2) Since Service Shares did not commence operations until February 23, 2007, Other Expenses are based on the estimated expenses that Service Shares expect to incur in their initial fiscal year. Included in Other Expenses is an administrative services fee of 0.40% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.


 (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees from 0.40% to 0.33% for Institutional Money Market Fund and from 0.40% to 0.30% for Institutional Government Money Market Fund. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                 1 Year    3 Years   5 Years    10 Years
                                                 ----------------------------------------
  Institutional Money Market Fund - Service
    Shares                                       $    61   $   192   $   335     $   750
  Institutional Government Money Market Fund -
  Service Shares                                 $    62   $   195   $   340     $   762


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.


   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


   The Fund normally invests exclusively in:


   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities



COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.


   VARIABLE AND FLOATING RATE SECURITIES

   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.


   MORTGAGE- AND ASSET-BACKED SECURITIES
   The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage-and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.

   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

 12  Janus Adviser Series

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Funds. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Funds.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price an investor pays for Service Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                       Contractual             Actual Investment
                                 Average Daily     Investment Advisory       Advisory Fee (%) (for
                                   Net Assets          Fee (%)(1)            the Fiscal Year Ended
Fund Name                           of Fund           (annual rate)              July 31, 2006)
---------------------------------------------------------------------------------------------------
   Institutional Money Market
     Fund                       All Asset Levels          0.20                         N/A(2)
   Institutional Government
     Money Market Fund          All Asset Levels          0.20                         N/A(2)
---------------------------------------------------------------------------------------------------



(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

(2) Since the Fund did not commence operations as of July 31, 2006, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com.


   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compen-

                                                     Management of the Funds  15
   sate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in the administrative capacities described above, the Trustees will consider appropriate changes in the services.

 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS

JEANINE MORRONI, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund since its inception. Ms. Morroni is also Executive Vice President and Co-Portfolio Manager of Janus Government
     Money Market Fund, which she has co-managed since September 2003. She was Assistant Portfolio Manager of Janus Government Money Market Fund from February 1999 to September 2003. Ms. Morroni joined Janus Capital in 1994. She holds a Bachelor of Science degree in Accounting from Colorado State University. Ms. Morroni and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Morroni holds the Chartered Financial Analyst designation.

SHARON S. PICHLER, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund since its inception. Ms. Pichler is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund, which she has managed or co-managed since inception. She is also Portfolio Manager of other Janus accounts. Ms. Pichler joined Janus Capital in 1994. She holds a Bachelor of Arts degree in Economics from Michigan State University and a Master's degree in Business Administration from the University of Texas at San Antonio. Ms. Pichler and Mr. Thorderson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Ms. Pichler holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Government Money Market Fund and Institutional Money Market Fund since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Government Money Market Fund and Janus Money Market Fund, which he has co-managed since February 1999 and February 2004, respectively. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Ms. Morroni are jointly and primarily responsible for the day-to-day management of Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson and Ms. Pichler are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


 18  Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Fund currently offers five classes of shares. This Prospectus only describes the Service Shares of the Funds. Service Shares, Premium Shares, Select Shares, and Primary Shares of the Funds are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.

   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,


                                                           Other information  19

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions
   (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the complaint in the 401(k) plan class action (action (iii) described above) was dismissed by the district court with prejudice; the plaintiff has appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The Court also dismissed the action against JCGI's Board of Directors without leave to amend (action (iv) described above). Finally, a Motion to Dismiss the action brought by JCGI shareholders (action (v) described above) is fully briefed and pending before the district court.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.


 20  Janus Adviser Series

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States, and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and the parties are in the process of briefing the matter for the U.S. Supreme Court.


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS

   The Funds are distributed by Janus Distributors, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   For each Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.



   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Dividends and capital gain distributions will be reinvested in Shares unless otherwise elected by the shareholder pursuant to the options offered by the Financial Institution.

   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be made available to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Because the


 22  Janus Adviser Series

   Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.

   Income dividends and net capital gains distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares of the Funds directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.


   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Service Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Service Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Service Shares                                          0.35%                   0.25%

   (1) This waiver will continue until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds. Such shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


   ADMINISTRATIVE SERVICES FEE


   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.40% of the average daily net assets of each Fund's Service Shares. Janus Capital has agreed to contractual waivers for Service Shares limiting these fees to 0.33% for Institutional Money Market Fund and 0.30% for Institutional Government Money Market Fund. The waivers will be in effect until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.


   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services provided to the Funds and may be required to register as broker-dealers pursuant to federal and/or state law. In the event depository institutions were prohibited from acting in an administrative capacity for the Funds, the Trustees will consider appropriate alternatives.

                                                         Shareholder's guide  25

PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Service Shares of each Fund is $250,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

 26  Janus Adviser Series

EXCHANGES


   Contact your Financial Institution for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time), will include that day's dividends, however, they will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND


   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-


                                                         Shareholder's guide  27
   kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janusintech.com. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The funds' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of the Fund.



   In addition, the funds' top portfolio holdings in order of position size and as a percentage of the total portfolio are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The funds' top portfolio holdings, as well as the non-money market funds' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds' portfolio holdings on www.janus.com/info.


 28  Janus Adviser Series

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds. A summary of the Funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


   Complete schedules of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Funds' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free). Complete schedules of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters are included in the Funds' semiannual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports containing such portfolio holdings are available to shareholders through their Financial Institution and are also available at www.janusintech.com.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.



   Institutional Money Market Fund and Institutional Government Money Market Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Money Market Fund and Janus Government Money Market Fund (the "predecessor funds") into each respective Fund. For Institutional Money Market Fund and Institutional Government Money Market Fund, the financial highlights shown are for the Service Shares of the respective predecessor fund. The predecessor funds had a fiscal year end of October 31. As soon as practicable following the reorganization, the Funds will change their fiscal year end to July 31. The financial highlight information shown has been audited by PricewaterhouseCoopers LLP, whose report on the predecessor funds, along with the predecessor funds' financial statements, is included in the predecessor funds' Annual Report, which is available upon request and incorporated by reference into the SAI.


   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the predecessor funds (assuming reinvestment of all dividends and distributions).

 30  Janus Adviser Series

INSTITUTIONAL MONEY MARKET FUND - SERVICE SHARES
                                                     Janus Money Market Fund - Service Shares
---------------------------------------------------------------------------------------------------------
                                                              Years ended October 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF PERIOD       $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.04          0.03          0.01          0.01          0.02
 Net gain/(loss) on securities                 --(1)         --(1)         --(1)         --(1)         --(1)
 Total from investment operations            0.04          0.03          0.01          0.01          0.02
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)    (0.04)        (0.03)        (0.01)        (0.01)        (0.02)
 Distributions (from capital gains)            --(1)         --(1)         --(1)         --(1)         --(1)
 Total distributions                       (0.04)        (0.03)        (0.01)        (0.01)        (0.02)
 NET ASSET VALUE, END OF PERIOD             $1.00         $1.00         $1.00         $1.00         $1.00
 Total return                               4.56%         2.58%         0.92%         0.96%         1.70%
 Net assets, end of period (in
  thousands)                              $34,407       $26,849       $25,731       $60,326       $98,643
 Average net assets for the period (in
  thousands)                              $26,778       $22,738       $36,421       $68,106       $80,774
 Ratio of expenses to average net
  assets(2)                                 0.43%(3)      0.43%(3)      0.43%(3)      0.43%(3)      0.43%(3)
 Ratio of net investment income/(loss)
  to average net assets                     4.48%         2.59%         0.88%         0.95%         1.71%
---------------------------------------------------------------------------------------------------------



(1) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.


(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005, and 2004.


(3) The ratio was 0.60% in 2006, 0.60% in 2005, 0.60% in 2004, 0.60% in 2003,
    and 0.60% in 2002 before waiver of certain fees incurred by the Fund.


                                                        Financial highlights  31

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SERVICE SHARES
                                            Janus Government Money Market Fund - Service Shares
--------------------------------------------------------------------------------------------------------
                                                           Years ended October 31
                                      2006           2005           2004           2003           2002
 NET ASSET VALUE, BEGINNING OF
  PERIOD                               $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/(loss)           0.04           0.03           0.01           0.01           0.02
 Net gain/(loss) on securities            --             --(1)          --(1)          --             --(1)
 Total from investment operations       0.04           0.03           0.01           0.01           0.02
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                             (0.04)         (0.03)         (0.01)         (0.01)         (0.02)
 Distributions (from capital
  gains)                                  --             --(1)          --(1)          --             --(1)
 Total distributions                  (0.04)         (0.03)         (0.01)         (0.01)         (0.02)
 NET ASSET VALUE, END OF PERIOD        $1.00          $1.00          $1.00          $1.00          $1.00
 Total return                          4.52%          2.55%          0.88%          0.92%          1.69%
 Net assets, end of period (in
  thousands)                        $165,479       $129,083       $142,856       $190,913       $173,292
 Average net assets for the period
  (in thousands)                    $143,637       $140,016       $164,773       $189,811       $118,192
 Ratio of expenses to average net
  assets(2)                            0.41%(3)       0.41%(3)       0.40%(3)       0.40%(3)       0.40%(3)
 Ratio of net investment
  income/(loss) to average net
  assets                               4.44%          2.49%          0.87%          0.91%          1.64%
--------------------------------------------------------------------------------------------------------



(1) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.


(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005 and 2004.


(3) The ratio was 61% in 2006, 0.61% in 2005, 0.60% in 2004, 0.60% in 2003, and
    0.60% in 2002 before waiver of certain fees incurred by the Fund.


 32  Janus Adviser Series
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

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 36

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


                  You can make inquiries and request other information, including a Statement of Additional Information, Annual Report, or Semiannual Report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent Annual and Semiannual Reports are also available, free of charge, on www.janusintech.com. Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports. In the Funds' Annual and Semiannual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      February 23, 2007


                                      JANUS ADVISER SERIES


                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND


                              INSTITUTIONAL SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Institutional Cash Management Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").


     Institutional Shares of the Fund are offered exclusively to institutional and individual clients meeting minimum investment requirements.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Redemption of Shares.....................................   43

       Dividends and Tax Status.................................   44

       Principal Shareholders...................................   46

       Miscellaneous Information................................   47
          Shares of the Trust...................................   47
          Shareholder Meetings..................................   47
          Voting Rights.........................................   48
          Independent Registered Public Accounting Firm.........   49
          Registration Statement................................   49

       Financial Statements.....................................   50

       Appendix A...............................................   51
          Description of Securities Ratings.....................   51

       Appendix B...............................................   53
          Description of Municipal Securities...................   53

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


INVESTMENT POLICIES AND RESTRICTIONS


   The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   The Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If the Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT STRATEGIES


   The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans;
   mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations

   ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

   The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration,

   Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor; (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Fund, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Fund and to protect the confidentiality of the Fund's portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Fund are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all Fund shall be available to any person monthly upon request, with a 30-day lag, following the posting of the Fund portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Fund.



   The Fund Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of the Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Fund may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Fund or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.


   The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   The Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Institutional Shares of the Fund will be 0.02%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

   The Fund's Advisory Agreement will continue in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Funds' semiannual and/or annual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio

   Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties;
   (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.15% of the average daily net assets of Institutional Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Institutional Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Fund because the Fund did not commence operations until February 23, 2007.


   The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Fund uses a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Fund currently pays DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Fund with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. The Fund did not incur any brokerage commissions because it did not commence operations until February 23, 2007. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions.



   When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE Bever-
                                                                                                         ages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       69               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL).                                   Divergence Inc.
 Age 68                                                                                                  (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       69               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments. Formerly,
 Age 68                                                 CEO and President of Marwal,
                                                        Inc. (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print procure-
                                                                                                         ment
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").

                                                   Aggregate Compensation         Total Compensation
                                                      from the Fund for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)                    N/A                     $442,409
  Jerome S. Contro, Trustee(4)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee                               N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(4)                                    N/A                     $286,000



(1) Since the Fund had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by the Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $9,906; Jerome S. Contro $5,754; William F. McCalpin $11,028; John W. McCarter, Jr. $7,367; James T. Rothe $9,451; William D. Stewart $7,455; Martin H. Waldinger $7,134; and Linda S. Wolf $7,396.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.

(3) Aggregate compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Institutional Shares of the Fund are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Not all financial intermediaries offer Institutional Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Fund's Prospectus will provide you with detailed information about investing in the Fund.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Institutional Shares of the Fund are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Fund or its authorized agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.



   All income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   No principal shareholder information is available for the Fund because the Fund did not commence operations until February 23, 2007.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   Janus Institutional Cash Management Fund was formed from the reorganization of Janus Institutional Cash Reserves Fund, a portfolio of Janus Investment Fund, into the Fund on February 23, 2007.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.


   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

   The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Institutional Cash Management Fund commenced operations on February 23, 2007, after the reorganization of Janus Institutional Cash Reserves Fund (the "predecessor fund") into the Fund.



   The following audited financial statements for the predecessor fund for the period ended October 31, 2006 are hereby incorporated into this Statement of Additional Information by reference to the Annual Report dated October 31, 2006.



DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   Schedule of Investments as of October 31, 2006



   Statement of Operations for the period ended October 31, 2006



   Statement of Assets and Liabilities as of October 31, 2006



   Statement of Changes in Net Assets for the periods indicated



   Financial Highlights for each of the periods indicated



   Notes to Financial Statements



   Report of Independent Registered Public Accounting Firm



   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


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

                                         (JANUS LOGO)

                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                                      February 23, 2007


                                      JANUS ADVISER SERIES


                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND


                                 PREMIUM SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Premium Shares (the "Shares") of Janus Institutional Cash Management Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").


     Premium Shares of the Fund can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Distribution and Shareholder Servicing Plans.............   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   48
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


INVESTMENT POLICIES AND RESTRICTIONS


   The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   The Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If the Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.


INVESTMENT STRATEGIES


   The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans;
   mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations

   ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

   The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration,

   Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor; (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Fund, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Fund and to protect the confidentiality of the Fund's portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Fund are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all Fund shall be available to any person monthly upon request, with a 30-day lag, following the posting of the Fund portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Fund.



   The Fund Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of the Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Fund may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Fund or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.


   The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   The Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Premium Shares, and accordingly the effective rate for calculating the administration fee payable by Premium Shares of the Fund will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The Fund's Advisory Agreement will continue in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Funds' semiannual and/or annual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio

   Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties;
   (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Premium Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Premium Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Fund because the Fund did not commence operations until February 23, 2007.


   The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Fund uses a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Fund currently pays DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Fund with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. The Fund did not incur any brokerage commissions because it did not commence operations until February 23, 2007. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions.




   When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE Bever-
                                                                                                         ages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       69               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL).                                   Divergence Inc.
 Age 68                                                                                                  (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       69               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments. Formerly,
 Age 68                                                 CEO and President of Marwal,
                                                        Inc. (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print procure-
                                                                                                         ment
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").





                                                   Aggregate Compensation         Total Compensation
                                                      from the Fund for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)                    N/A                     $442,409
  Jerome S. Contro, Trustee(4)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee                               N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(4)                                    N/A                     $286,000



(1) Since the Fund had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by the Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $9,906; Jerome S. Contro $5,754; William F. McCalpin $11,028; John W. McCarter, Jr.

    $7,367; James T. Rothe $9,451; William D. Stewart $7,455; Martin H. Waldinger $7,134; and Linda S. Wolf $7,396.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.

(3) Aggregate compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Premium Shares of the Fund can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Premium Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Fund's Prospectus will provide you with detailed information about investing in the Fund.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Premium Shares of the Fund are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Fund or its authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Premium Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.18% of the average daily net assets of Premium Shares of a Fund for activities that are primarily intended to result in sales of Premium Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.18% to 0.02%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.


   Since Premium Shares did not commence operations until February 23, 2007, no fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.



   All income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of February 23, 2007, all of the Fund's outstanding Premium Shares were owned by Janus Capital or an affiliate, which provided seed capital for the Shares.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   Janus Institutional Cash Management Fund was formed from the reorganization of Janus Institutional Cash Reserves Fund, a portfolio of Janus Investment Fund, into the Fund on February 23, 2007.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.


   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

   The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   No financial statements are presented for the Fund because the Fund did not commence operations until February 23, 2007.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


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

                                         (JANUS LOGO)

                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                                      February 23, 2007


                                      JANUS ADVISER SERIES




                     JANUS INSTITUTIONAL MONEY MARKET FUND

                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


                              INSTITUTIONAL SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of the Funds (the "Funds") listed above. The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Institutional Shares of the Funds are offered exclusively to institutional and individual clients meeting minimum investment requirements.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Redemption of Shares.....................................   43

       Dividends and Tax Status.................................   44

       Principal Shareholders...................................   46

       Miscellaneous Information................................   47
          Shares of the Trust...................................   47
          Shareholder Meetings..................................   48
          Voting Rights.........................................   48
          Independent Registered Public Accounting Firm.........   49
          Registration Statement................................   49

       Financial Statements.....................................   50

       Appendix A...............................................   51
          Description of Securities Ratings.....................   51

       Appendix B...............................................   53
          Description of Municipal Securities...................   53

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.




INVESTMENT STRATEGIES


   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds

   (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.



Municipal Leases


   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.



   The funds Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Institutional Shares of Institutional Money Market Fund will be 0.08% and by Institutional Shares of Institutional Government Money Market Fund will be 0.05%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' semiannual and/or annual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com./info


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.15% of the average daily net assets of Institutional Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Institutional Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Funds because the Funds did not commence operations until February 23, 2007.


   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. The Funds did not incur any brokerage commissions because they did not commence operations until February 23, 2007. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions.




   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       69               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL).                                   Divergence Inc.
 Age 68                                                                                                  (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       69               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments. Formerly,
 Age 68                                                 CEO and President of Marwal,
                                                        Inc. (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print procure-
                                                                                                         ment
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jeanine Morroni       Executive Vice          2/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts.
 Denver, CO 80206      Co-Portfolio Manager
 Age 37                Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Money Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Money Market Fund and
                       Co-Portfolio Manager
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").





                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                 N/A                     $442,409
  Jerome S. Contro, Trustee(5)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee(4)                            N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(5)                                    N/A                     $286,000



(1) Since the Funds had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by each Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $7,587; Jerome S. Contro $4,300; William F. McCalpin $8,372; John W. McCarter, Jr.

    $5,617; James T. Rothe $7,226; William D. Stewart $5,699; Martin H. Waldinger $10,702; and Linda S. Wolf $5,508.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.

(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Institutional Shares of the Funds are offered exclusively to institutional and individual clients meeting minimum investment requirements. Not all financial intermediaries offer Institutional Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Institutional Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.



   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders (except for Institutional Money Market Fund); or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   All income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   No principal shareholder information is available for the Funds because the Funds did not commence operations until February 23, 2007

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.



    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares



   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.



   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market
   Fund).

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Institutional Money Market Fund and Institutional Government Money Market Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Money Market Fund and Janus Government Money Market Fund (the "predecessor funds") into each respective Fund.



   The following audited financial statements for the predecessor funds for the period ended October 31, 2006 are hereby incorporated into this Statement of Additional Information by reference to the Annual Report dated October 31, 2006.



DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   Schedules of Investments as of October 31, 2006



   Statements of Operations for the period ended October 31, 2006



   Statements of Assets and Liabilities as of October 31, 2006



   Statements of Changes in Net Assets for the periods indicated



   Financial Highlights for each of the periods indicated



   Notes to Financial Statements



   Report of Independent Registered Public Accounting Firm



   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


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


                                         (JANUS LOGO)


                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                                      February 23, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND

                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


                                 PREMIUM SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Premium Shares (the "Shares") of the Funds (the "Funds") listed above. The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Premium Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Distribution and Shareholder Servicing Plans.............   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   49
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.




INVESTMENT STRATEGIES


   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds

   (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.



Municipal Leases


   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.



   The funds Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Premium Shares, and accordingly the effective rate for calculating the administration fee payable by Premium Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' semiannual and/or annual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Premium Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Premium Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Funds because the Funds did not commence operations until February 23, 2007.


   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. The Funds did not incur any brokerage commissions because they did not commence operations until February 23, 2007. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions.




   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE Bever-
                                                                                                         ages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       69               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL).                                   Divergence Inc.
 Age 68                                                                                                  (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       69               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments. Formerly,
 Age 68                                                 CEO and President of Marwal,
                                                        Inc. (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print procure-
                                                                                                         ment
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jeanine Morroni       Executive Vice          2/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts.
 Denver, CO 80206      Co-Portfolio Manager
 Age 37                Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Money Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Money Market Fund and
                       Co-Portfolio Manager
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").





                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                 N/A                     $442,409
  Jerome S. Contro, Trustee(5)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee(4)                            N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(5)                                    N/A                     $286,000



(1) Since the Funds had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by each Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $7,587; Jerome S. Contro $4,300; William F. McCalpin $8,372; John W. McCarter, Jr.

    $5,617; James T. Rothe $7,226; William D. Stewart $5,699; Martin H. Waldinger $10,702; and Linda S. Wolf $5,508.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.

(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Premium Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Premium Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Premium Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Premium Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.18% of the average daily net assets of Premium Shares of a Fund for activities that are primarily intended to result in sales of Premium Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.18% to 0.08%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


   Since Premium Shares did not commence operations until February 23, 2007, no fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.



   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders (except for Institutional Money Market Fund); or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   All income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of February 23, 2007, all of the Funds' outstanding Premium Shares were owned by Janus Capital or an affiliate, which provided seed capital for the Shares.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.



    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.


   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market
   Fund).

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   No financial statements are presented for the Funds because the Funds did not commence operations until February 23, 2007.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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 58

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                                                                              59

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 60

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

                                         (JANUS LOGO)

                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                                      February 23, 2007



                                      JANUS ADVISER SERIES


                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


                                 PRIMARY SHARES


                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Primary Shares (the "Shares") of the Funds (the "Funds") listed above. The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Primary Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Distribution and Shareholder Servicing Plans.............   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   49
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.




INVESTMENT STRATEGIES


   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds

   (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.



Municipal Leases


   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.



   The funds Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Primary Shares, and accordingly the effective rate for calculating the administration fee payable by Primary Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' semiannual and/or annual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Primary Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Primary Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Funds because the Funds did not commence operations until February 23, 2007.


   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. The Funds did not incur any brokerage commissions because they did not commence operations until February 23, 2007. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions.



   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 68                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 68                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jeanine Morroni       Executive Vice          2/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts.
 Denver, CO 80206      Co-Portfolio Manager
 Age 37                Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Money Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Money Market Fund and
                       Co-Portfolio Manager
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").





                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                 N/A                     $442,409
  Jerome S. Contro, Trustee(5)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee(4)                            N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(5)                                    N/A                     $286,000



(1) Since the Funds had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by each Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $7,587; Jerome S. Contro $4,300; William F. McCalpin $8,372; John W. McCarter, Jr.

    $5,617; James T. Rothe $7,226; William D. Stewart $5,699; Martin H. Waldinger $10,702; and Linda S. Wolf $5,508.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.


(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.


(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Primary Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Primary Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Primary Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Primary Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.50% of the average daily net assets of Primary Shares of a Fund for activities that are primarily intended to result in sales of Primary Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.50% to 0.40%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


   Since Primary Shares did not commence operations until February 23, 2007, no fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.



   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders (except for Institutional Money Market Fund); or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   All income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of February 23, 2007, all of the Funds' outstanding Primary Shares were owned by Janus Capital or an affiliate, which provided seed capital for the Shares.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.



    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.


   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market
   Fund).

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   No financial statements are presented for the Funds because the Funds did not commence operations until February 23, 2007.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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 58

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                                                                              59

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 60

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

                                         (JANUS LOGO)

                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                                      February 23, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND

                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


                                 SELECT SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Select Shares (the "Shares") of the Funds (the "Funds") listed above. The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Select Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Distribution and Shareholder Servicing Plans.............   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   49
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.




INVESTMENT STRATEGIES


   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds

   (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.



Municipal Leases


   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.



   The funds Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Select Shares, and accordingly the effective rate for calculating the administration fee payable by Select Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' semiannual and/or annual reports. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Select Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Select Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Funds because the Funds did not commence operations until February 23, 2007.


   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. The Funds did not incur any brokerage commissions because they did not commence operations until February 23, 2007. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions.



   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE Bever-
                                                                                                         ages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       69               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL).                                   Divergence Inc.
 Age 68                                                                                                  (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       69               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments. Formerly,
 Age 68                                                 CEO and President of Marwal,
                                                        Inc. (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print procure-
                                                                                                         ment
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jeanine Morroni       Executive Vice          2/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts.
 Denver, CO 80206      Co-Portfolio Manager
 Age 37                Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Money Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Money Market Fund and
                       Co-Portfolio Manager
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").





                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                 N/A                     $442,409
  Jerome S. Contro, Trustee(5)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee(4)                            N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(5)                                    N/A                     $286,000



(1) Since the Funds had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by each Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $7,587; Jerome S. Contro $4,300; William F. McCalpin $8,372; John W. McCarter, Jr.

    $5,617; James T. Rothe $7,226; William D. Stewart $5,699; Martin H. Waldinger $10,702; and Linda S. Wolf $5,508.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.

(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Select Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Select Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Select Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Select Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.35% of the average daily net assets of Select Shares of a Fund for activities that are primarily intended to result in sales of Select Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.35% to 0.25%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


   Since Select Shares did not commence operations until February 23, 2007, no fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.



   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders (except for Institutional Money Market Fund); or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   All income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of February 23, 2007, all of the Funds' outstanding Select Shares were owned by Janus Capital or an affiliate, which provided seed capital for the Shares.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.



    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.


   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market
   Fund).

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   No financial statements are presented for the Funds because the Funds did not commence operations until February 23, 2007.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


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

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

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 60

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

                                         (JANUS LOGO)

                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                                      February 23, 2007


                                      JANUS ADVISER SERIES


                     JANUS INSTITUTIONAL MONEY MARKET FUND


                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


                                 SERVICE SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of the Funds (the "Funds") listed above. The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Service Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated February 23, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting Janus at 1-800-525-0020.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   18

       Investment Adviser.......................................   19

       Custodian, Transfer Agent, and Certain Affiliations......   27

       Portfolio Transactions and Brokerage.....................   29

       Trustees and Officers....................................   31

       Purchase of Shares.......................................   42

       Redemption of Shares.....................................   43

       Dividends and Tax Status.................................   44

       Principal Shareholders...................................   46

       Miscellaneous Information................................   47
          Shares of the Trust...................................   47
          Shareholder Meetings..................................   47
          Voting Rights.........................................   48
          Independent Registered Public Accounting Firm.........   49
          Registration Statement................................   49

       Financial Statements.....................................   50

       Appendix A...............................................   51
          Description of Securities Ratings.....................   51

       Appendix B...............................................   53
          Description of Municipal Securities...................   53

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.


   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.




INVESTMENT STRATEGIES


   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.


   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds

   (currently Forty Fund, Risk-Managed Growth Fund, Risk-Managed Value Fund, Small Company Value Fund, and International Equity Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds and purchase unlimited shares of Janus-managed funds as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.

Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.



Municipal Leases


   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.



   The non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market funds' portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the funds' portfolio holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for the Funds are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info approximately two business days after the end of the applicable period. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com/info.



   Specific portfolio level performance attribution information and statistics for all funds shall be available to any person monthly upon request, with a 30-day lag, following the posting of the funds portfolio holdings on www.janusintech.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.



   The funds Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.



   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley DW Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from the Funds' assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the

   Janus funds. These fees are in addition to any fees that may be paid from the Funds' assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.40% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Service Shares of Institutional Money Market Fund will be 0.33% and by Service Shares of Institutional Government Money Market Fund will be 0.30%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' semiannual and/or annual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES


   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.



   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.


Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.



   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus

   Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.40% of the average daily net assets of Service Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Service Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   Janus Services did not receive any administrative fees from the Funds because the Funds did not commence operations until February 23, 2007.


   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use a DST system to track and process redemption fees and contingent deferred sales charges. For this system, the Funds currently pay DST at an annual rate of up to $0.40 per account. This fee is only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. The Funds did not incur any brokerage commissions because they did not commence operations until February 23, 2007. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions.




   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 72 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 63                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 50                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE Bever-
                                                                                                         ages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     69               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 Age 49                                                 Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 86 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       69               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL).                                   Divergence Inc.
 Age 68                                                                                                  (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 63                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 62                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2006,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       69               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments. Formerly,
 Age 68                                                 CEO and President of Marwal,
                                                        Inc. (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 59                                                 (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (a provider of
                                                                                                         print procure-
                                                                                                         ment
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 69                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------


* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Jeanine Morroni       Executive Vice          2/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts.
 Denver, CO 80206      Co-Portfolio Manager
 Age 37                Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Sharon S. Pichler     Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 57                Janus Institutional
                       Money Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 Age 45                Janus Institutional
                       Money Market Fund and
                       Co-Portfolio Manager
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 Age 36                                                       of Janus Capital and Janus
                                                              Distributors LLC (2006); Associate
                                                              of Vedder, Price, Kaufman &
                                                              Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Kelley Abbott Howes   President and Chief     1/06-Present   President of Janus Services LLC;
 151 Detroit Street    Executive Officer                      Senior Vice President and General
 Denver, CO 80206                                             Counsel of Janus Capital; and Senior
 Age 41                                                       Vice President and Assistant General
                                                              Counsel of Janus Distributors LLC.
                                                              Formerly, Senior Vice President and
                                                              General Counsel of Janus Services
                                                              LLC (2004-2006); Vice President
                                                              (1999-2005) of Janus Distributors
                                                              LLC; Vice President (2000-2004) and
                                                              Assistant General Counsel
                                                              (2002-2004) of Janus Services LLC;
                                                              and Vice President and Assistant
                                                              General Counsel (1999-2004) of Janus
                                                              Capital.
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
 NAME, AGE AS OF                               OFFICE* AND
 DECEMBER 31, 2006     POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS           FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President and      6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Chief Compliance                       Compliance Officer of Janus Capital,
 Denver, CO 80206      Officer                                Janus Distributors LLC, and Janus
 Age 49                                                       Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 Age 44                Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:


---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)       4
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)         5
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)       5
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market Funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)    5
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)    4
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)  4
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)     10
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of other Janus funds that are similarly managed as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------
 Thomas H. Bailey       None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other Janus-managed funds may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").





                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                 N/A                     $442,409
  Jerome S. Contro, Trustee(5)                                 N/A                     $302,000
  William F. McCalpin, Trustee                                 N/A                     $288,000
  John W. McCarter, Jr., Trustee(4)                            N/A                     $306,500
  James T. Rothe, Trustee                                      N/A                     $309,000
  William D. Stewart, Trustee                                  N/A                     $315,000
  Martin H. Waldinger, Trustee                                 N/A                     $299,000
  Linda S. Wolf, Trustee(5)                                    N/A                     $286,000



(1) Since the Funds had not commenced operations as of July 31, 2006, no fees were paid during this fiscal year. The aggregate compensation paid by each Fund is estimated for the period ended July 31, 2007 and for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B. Mullen $7,587; Jerome S. Contro $4,300; William F. McCalpin $8,372; John W. McCarter, Jr.

    $5,617; James T. Rothe $7,226; William D. Stewart $5,699; Martin H. Waldinger $10,702; and Linda S. Wolf $5,508.


(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.

(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.


(5) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees. As of the fiscal year ended July 31, 2006, Mr. Contro and Ms. Wolf received aggregate compensation from the Trust in the amount of $2,164 and $3,311, respectively, for serving as consultants to the Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Service Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Service Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).



   Service Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.



   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.



   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders (except for Institutional Money Market Fund); or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.



   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   All income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   No principal shareholder information is available for the Funds because the Funds did not commence operations until February 23, 2007.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers twenty-four series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S). Two Funds consist of five classes of shares (Institutional, Service, Premium, Select, and Primary). One Fund consists of three classes of shares (Class A, Class C, and Class S). One Fund consists of two classes of shares (Institutional and Premium). Additional series and/or classes may be created from time to time.



   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.



    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.


   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.


SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market
   Fund).

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Institutional Money Market Fund and Institutional Government Money Market Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Money Market Fund and Janus Government Money Market Fund (the "predecessor funds") into each respective Fund.



   The following audited financial statements for the predecessor funds for the period ended October 31, 2006 are hereby incorporated into this Statement of Additional Information by reference to the Annual Report dated October 31, 2006.



DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   Schedules of Investments as of October 31, 2006



   Statements of Operations for the period ended October 31, 2006



   Statements of Assets and Liabilities as of October 31, 2006



   Statements of Changes in Net Assets for the periods indicated



   Financial Highlights for each of the periods indicated



   Notes to Financial Statements



   Report of Independent Registered Public Accounting Firm



   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this Statement of Additional Information and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.


   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.


   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).


   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.


   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


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

                                         (JANUS LOGO)

                                         www.janusintech.com



                                         151 Detroit Street


                                         Denver, Colorado 80206-4805


                                         1-800-525-0020

                              JANUS ADVISER SERIES

                           PART C -- OTHER INFORMATION

ITEM 23.            Exhibits



   Exhibit 1   (a)  Trust Instrument, dated March 22, 2000, is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (b) Form of Amendment to Trust Instrument is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

               (c) Form of Second Amendment to Trust Instrument, dated September 30, 2001, is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

               (d) Third Amendment to Trust Instrument, dated June 18, 2002, is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (e) Fourth Amendment to Trust Instrument, dated September 18, 2002, is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

               (f) Fifth Amendment to Trust Instrument, dated October 14, 2002, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

               (g) Sixth Amendment to Trust Instrument, dated December 10, 2002, is incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

               (h) Seventh Amendment to Trust Instrument, dated March 18, 2003, filed as Exhibit 1(h) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No.333-33978), has been withdrawn.

               (i) Amended and Restated Trust Instrument, dated March 18, 2003, is incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978).

               (j) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003, filed as Exhibit 1(j) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978), has been withdrawn.

               (k) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003, is incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (l) Form of Second Amendment to Amended and Restated Trust Instrument, dated September 16, 2003, is incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (m) Third Amendment to Amended and Restated Trust Instrument, dated July 14, 2004, is incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (n) Fourth Amendment to Amended and Restated Trust Instrument, dated February 9, 2005, is incorporated by reference to
                    Exhibit 1(n) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (o) Fifth Amendment to Amended and Restated Trust Instrument, dated March 22, 2005, is incorporated by reference to
                    Exhibit 1(o) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (p) Form of Sixth Amendment to Amended and Restated Trust Instrument, dated September 6, 2005, is incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 24, filed October 14, 2005 (File No. 333-33978).

               (q) Seventh Amendment to Amended and Restated Trust Instrument, dated September 20, 2005, is incorporated by reference to
                    Exhibit 1(q) to Post-Effective Amendment No. 25, filed November 25, 2005 (File No. 333-33978).

               (r) Eighth Amendment to Amended and Restated Trust Instrument, dated December 6, 2005, is incorporated by reference to
                    Exhibit 1(r) to Post-Effective Amendment No. 27, filed January 12, 2006 (File No. 333-33978).

               (s) Ninth Amendment to Amended and Restated Trust Instrument, dated February 21, 2006, is incorporated by reference to
                    Exhibit 1(s) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

               (t) Tenth Amendment to Amended and Restated Trust Instrument, dated April 18, 2006, is incorporated by reference to
                    Exhibit 1(t) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

               (u) Eleventh Amendment to Amended and Restated Trust Instrument, dated September 6, 2006 is incorporated by reference to
                    Exhibit 1(u) to Post-Effective Amendment No. 35, filed November 28, 2006 (File No. 333-33978).

               (v) Twelfth Amendment to Amended and Restated Trust Instrument, dated October 6, 2006 is incorporated by reference to
                    Exhibit 1(v) to Post-Effective Amendment No. 36, filed December 8, 2006 (File No. 333-33978).

               (w) Form of Thirteenth Amendment to Amended and Restated Trust Instrument is incorporated by reference to Exhibit 1(w) to Post-Effective Amendment No. 37, filed February 15, 2007 (File No. 33-33978).





   Exhibit 2   (a)  Bylaws are incorporated herein by reference to Registrant's
                    Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (b) First Amendment to Bylaws, dated September 18, 2002, is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

               (c) Second Amendment to Bylaws, dated March 16, 2004, is incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (d) Third Amendment to Bylaws, dated December 2, 2004, is incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (e) Fourth Amendment to Bylaws, dated March 22, 2005, is incorporated by reference to Exhibit 2(e) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

   Exhibit 3        Not Applicable




   Exhibit 4   (a)  Form of Investment Advisory Agreement for Growth Fund is
                    incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (b) Form of Investment Advisory Agreement for Aggressive Growth Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (c) Form of Investment Advisory Agreement for Capital Appreciation Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (d) Form of Investment Advisory Agreement for Balanced Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (e) Form of Investment Advisory Agreement for Equity Income Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (f) Form of Investment Advisory Agreement for Growth and Income Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (g) Form of Investment Advisory Agreement for Strategic Value Fund filed in Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000, has been withdrawn.

               (h) Form of Investment Advisory Agreement for International Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (i) Form of Investment Advisory Agreement for Worldwide Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (j) Form of Investment Advisory Agreement for Flexible Income Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (k) Form of Investment Advisory Agreement for Money Market Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (l) Form of Investment Advisory Agreement for Global Value Fund is incorporated by reference to Exhibit 4(l) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

               (m) Form of First Amendment to Investment Advisory Agreement for Core Equity Fund, dated September 30, 2001, is incorporated by reference to Exhibit 4(m) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

               (n) Form of Investment Advisory Agreement for Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Global Value Fund, Growth and Income Fund, Growth Fund, International Fund, Money Market Fund, Strategic Value Fund and Worldwide Fund is incorporated by reference to Exhibit 4(n) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (o) Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated by reference to Exhibit 4(o) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (p) Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to
                    Exhibit 4(p) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

               (q) Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(q) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

               (r) Investment Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(r) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

               (s) Sub-Advisory Agreement for Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(s) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

               (t) Investment Advisory Agreement for Janus Adviser Mid Cap Value Fund is incorporated by reference to Exhibit 4(t) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

               (u) Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund is incorporated by reference to Exhibit 4(u) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978).

               (v) Form of Investment Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(v) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

               (w) Form of Sub-Advisory Agreement for Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(w) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

               (x) Form of Investment Advisory Agreement for Janus Adviser High-Yield Fund filed as Exhibit 4(x) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-33978), has been withdrawn.

               (y) Form of Sub-Advisory Agreement for Perkins, Wolf, McDonnell and Company, LLC for Janus Adviser Mid Cap Value Fund (post-acquisition version) is incorporated by reference to
                    Exhibit 4(y) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).




               (z) Amendment to Investment Advisory Agreement for Janus Adviser Aggressive Growth Fund, dated June 2, 2003, is incorporated by reference to Exhibit 4(z) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

               (aa) Form of Amendment to Investment Advisory Agreement for Janus
                    Adviser International Fund, dated June 2, 2003, is incorporated by reference to Exhibit 4(aa) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

               (bb) Form of Amendment to Investment Advisory Agreement for Janus
                    Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(bb) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).




               (cc) Form of Amendment to Investment Advisory Agreement for Janus
                    Adviser International Value Fund is incorporated by reference to Exhibit 4(cc) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (dd) Form of Amendment to Investment Advisory Agreement for Janus
                    Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(dd) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (ee) Form of Amendment to Investment Advisory Agreement for Janus
                    Adviser Small Cap Value Fund is incorporated by reference to
                    Exhibit 4(ee) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (ff) Form of Amendment to Sub-Advisory Agreement for Janus
                    Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(ff) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (gg) Form of Amendment to Sub-Advisory Agreement for Janus
                    Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(gg) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (hh) Form of Amendment to Sub-Advisory Agreement for Janus
                    Adviser Small Cap Value Fund is incorporated by reference to
                    Exhibit 4(hh) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (ii) Investment Advisory Agreement for Janus Adviser Growth Fund,
                    dated July 1, 2004, is incorporated by reference to Exhibit 4(ii) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (jj) Investment Advisory Agreement for Janus Adviser Capital
                    Appreciation Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(jj) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (kk) Investment Advisory Agreement for Janus Adviser Mid Cap
                    Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(kk) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (ll) Investment Advisory Agreement for Janus Adviser Growth and
                    Income Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(ll) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (mm) Investment Advisory Agreement for Janus Adviser Core Equity
                    Fund, dated July 1, 2004, is incorporated by reference to
                    Exhibit 4(mm) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (nn) Investment Advisory Agreement for Janus Adviser Balanced
                    Fund, dated July 1, 2004, is incorporated by reference to
                    Exhibit 4(nn) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (oo) Investment Advisory Agreement for Janus Adviser Worldwide
                    Fund, dated July 1, 2004, is incorporated by reference to
                    Exhibit 4(oo) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (pp) Investment Advisory Agreement for Janus Adviser
                    International Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(pp) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (qq) Investment Advisory Agreement for Janus Adviser Foreign
                    Stock Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(qq) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (rr) Investment Advisory Agreement for Janus Adviser Mid Cap
                    Value Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(rr) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (ss) Investment Advisory Agreement for Janus Adviser Small
                    Company Value Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(ss) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (tt) Investment Advisory Agreement for Janus Adviser Risk-Managed
                    Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(tt) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (uu) Investment Advisory Agreement for Janus Adviser Risk-Managed
                    Core Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(uu) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (vv) Investment Advisory Agreement for Janus Adviser Flexible
                    Income Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(vv) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (ww) Sub-Advisory Agreement for Janus Adviser Mid Cap Value Fund,
                    dated July 1, 2004, is incorporated by reference to Exhibit 4(ww) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (xx) Sub-Advisory Agreement for Janus Adviser Small Company Value
                    Fund, dated July 1, 2004, is incorporated by reference to
                    Exhibit 4(xx) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (yy) Sub-Advisory Agreement for Janus Adviser Risk-Managed Growth
                    Fund, dated July 1, 2004, is incorporated by reference to
                    Exhibit 4(yy) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (zz) Sub-Advisory Agreement for Janus Adviser Risk-Managed Core
                    Fund, dated July 1, 2004, is incorporated by reference to
                    Exhibit 4(zz) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

              (aaa) Amendment to Investment Advisory Agreement for Janus
                    Adviser Growth Fund, dated February 28, 2005, is incorporated by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (bbb) Amendment to Investment Advisory Agreement for Janus
                    Adviser Capital Appreciation Fund, dated February 28, 2005, is incorporated by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (ccc) Amendment to Investment Advisory Agreement for Janus
                    Adviser Flexible Income Fund, dated February 28, 2005, is incorporated by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (ddd) Investment Advisory Agreement for Janus Adviser Orion Fund,
                    dated March 22, 2005, is incorporated by reference to
                    Exhibit 4(ddd) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (eee) Investment Advisory Agreement for Janus Adviser Small-Mid
                    Growth Fund, dated March 22, 2005, is incorporated by reference to Exhibit 4(eee) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (fff) Investment Advisory Agreement for Janus Adviser Contrarian
                    Fund, dated March 22, 2005, is incorporated by reference to
                    Exhibit 4(fff) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (ggg) Investment Advisory Agreement for Janus Adviser High-Yield
                    Fund, dated March 22, 2005, is incorporated by reference to
                    Exhibit 4(ggg) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

              (hhh) Form of Investment Advisory Agreement for Janus Adviser
                    Risk-Managed Value Fund is incorporated by reference to
                    Exhibit 4(hhh) to Post-Effective Amendment No. 24, filed October 14, 2005 (File No. 333-33978).

              (iii) Form of Sub-Advisory Agreement for Janus Adviser
                    Risk-Managed Value Fund is incorporated by reference to
                    Exhibit 4(iii) to Post-Effective Amendment No. 24, filed October 14, 2005 (File No. 333-33978).

              (jjj) Form of Investment Advisory Agreement for Janus Adviser
                    Long/Short Fund is incorporated by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 27, filed January 12, 2006 (File No. 333-33978).

              (kkk) Investment Advisory Agreement for Janus Adviser Long/Short
                    Fund is incorporated by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 33, filed July 31, 2006 (File No. 333-33978).

              (lll) Investment Advisory Agreement for Janus Adviser
                    Risk-Managed Core Fund, dated January 1, 2006, is incorporated by reference to Exhibit 4(lll) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (mmm) Sub-Advisory Agreement for Janus Adviser Risk-Managed Core
                    Fund, dated January 1, 2006, is incorporated by reference to
                    Exhibit 4(mmm) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (nnn) Investment Advisory Agreement for Janus Adviser Balanced
                    Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (ooo) Investment Advisory Agreement for Janus Adviser Contrarian
                    Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (ppp) Investment Advisory Agreement for Janus Adviser Core Equity
                    Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (qqq) Investment Advisory Agreement for Janus Adviser Flexible
                    Bond Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (rrr) Investment Advisory Agreement for Janus Adviser Forty Fund,
                    dated February 1, 2006, is incorporated by reference to
                    Exhibit 4(rrr) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (sss) Investment Advisory Agreement for Janus Adviser Growth and
                    Income Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(sss) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (ttt) Investment Advisory Agreement for Janus Adviser High-Yield
                    Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (uuu) Investment Advisory Agreement for Janus Adviser
                    International Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (vvv) Investment Advisory Agreement for Janus Adviser Large Cap
                    Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (www) Investment Advisory Agreement for Janus Adviser Mid Cap
                    Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(www) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (xxx) Investment Advisory Agreement for Janus Adviser Mid Cap
                    Value Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (yyy) Investment Advisory Agreement for Janus Adviser Money
                    Market Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(yyy) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (zzz) Investment Advisory Agreement for Janus Adviser Orion Fund,
                    dated February 1, 2006, is incorporated by reference to
                    Exhibit 4(zzz) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (aaaa) Investment Advisory Agreement for Janus Adviser Small-Mid
                    Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (bbbb) Investment Advisory Agreement for Janus Adviser Worldwide
                    Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(bbbb) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (cccc) Amendment to Investment Advisory Agreement for Janus
                    Adviser Risk-Managed Core Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (dddd) Amendment to Investment Advisory Agreement for Janus
                    Adviser Risk-Managed Growth Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (eeee) Amendment to Investment Advisory Agreement for Janus
                    Adviser Risk-Managed Value Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(eeee) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (ffff) Amendment to Sub-Advisory Agreement for Janus Adviser
                    Risk-Managed Core Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (gggg) Amendment to Sub-Advisory Agreement for Janus Adviser
                    Risk-Managed Growth Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (hhhh) Amendment to Sub-Advisory Agreement for Janus Adviser
                    Risk-Managed Value Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (iiii) Amendment to Investment Advisory Agreement for Janus
                    Adviser Balanced Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (jjjj) Amendment to Investment Advisory Agreement for Janus
                    Adviser Contrarian Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(jjjj) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (kkkk) Amendment to Investment Advisory Agreement for Janus
                    Adviser Core Equity Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (llll) Amendment to Investment Advisory Agreement for Janus
                    Adviser Flexible Bond Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(llll) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (mmmm) Amendment to Investment Advisory Agreement for Janus
                    Adviser Forty Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (nnnn) Amendment to Investment Advisory Agreement for Janus
                    Adviser Growth and Income Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (oooo) Amendment to Investment Advisory Agreement for Janus
                    Adviser High-Yield Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (pppp) Amendment to Investment Advisory Agreement for Janus
                    Adviser INTECH Risk-Managed Core Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (qqqq) Amendment to Investment Advisory Agreement for Janus
                    Adviser INTECH Risk-Managed Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (rrrr) Amendment to Investment Advisory Agreement for Janus
                    Adviser INTECH Risk-Managed Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (ssss) Amendment to Investment Advisory Agreement for Janus
                    Adviser International Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (tttt) Amendment to Investment Advisory Agreement for Janus
                    Adviser Large Cap Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(tttt) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (uuuu) Amendment to Investment Advisory Agreement for Janus
                    Adviser Mid Cap Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(uuuu) to Post-Effective

                    Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (vvvv) Amendment to Investment Advisory Agreement for Janus
                    Adviser Mid Cap Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(vvvv) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (wwww) Amendment to Investment Advisory Agreement for Janus
                    Adviser Money Market Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(wwww) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (xxxx) Amendment to Investment Advisory Agreement for Janus
                    Adviser Orion Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (yyyy) Amendment to Investment Advisory Agreement for Janus
                    Adviser Small Company Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(yyyy) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (zzzz) Amendment to Investment Advisory Agreement for Janus
                    Adviser Small-Mid Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(zzzz) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (aaaaa) Amendment to Investment Advisory Agreement for Janus
                    Adviser Worldwide Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (bbbbb) Amendment to Sub-Advisory Agreement for Janus Adviser Mid
                    Cap Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(bbbbb) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (ccccc) Amendment to Sub-Advisory Agreement for Janus Adviser
                    INTECH Risk-Managed Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (ddddd) Amendment to Sub-Advisory Agreement for Janus Adviser
                    INTECH Risk-Managed Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(ddddd) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (eeeee) Amendment to Investment Advisory Agreement for Janus
                    Adviser Core Equity Fund, dated June 30, 2006, is incorporated by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (fffff) Form of Investment Advisory Agreement for Janus Adviser
                    International Equity Fund is incorporated by reference to
                    Exhibit 4(fffff) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

            (ggggg) Form of Investment Advisory Agreement is incorporated by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 36, filed December 8, 2006 (File No. 333-33978).

            (hhhhh) Form of Investment Advisory Agreement for Janus Adviser
                    Floating Rate High Income Fund is incorporated by reference to Exhibit 4(hhhhh) to Post-Effective Amendment No. 37, filed February 15, 2007 (File No. 333-33978).

            (iiiii) Form of Investment Advisory Agreement for Janus Adviser
                    INTECH Risk-Managed International Fund is incorporated by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 37, filed February 15, 2007 (File No. 333-33978).

            (jjjjj) Form of Sub-Advisory Agreement for Janus Adviser INTECH
                    Risk-Managed International Fund is incorporated by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 37, filed February 15, 2007 (File No. 333-33978.

            (kkkkk) Investment Advisory Agreement for Janus Institutional
                    Cash Management Fund, dated February 23, 2007, is filed herein as Exhibit 4(kkkkk).

            (lllll) Investment Advisory Agreement for Janus Institutional
                    Government Money Market Fund, dated February 23, 2007, is filed herein as Exhibit 4(lllll).

            (mmmmm) Investment Advisory Agreement for Janus Institutional
                    Money Market Fund, dated February 23, 2007, is filed herein as Exhibit 4(mmmmm).

   Exhibit 5   (a)  Form of Distribution Agreement between Janus Adviser Series and Janus Distributors, Inc. is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (b) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (c) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (d) Form of Amended and Restated Distribution and Shareholder Servicing Plan between Janus Adviser Series and Janus Distributors LLC filed as Exhibit 5(d) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978), has been withdrawn.

               (e) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC, dated July 14, 2004, is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (f) Form of Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (g) Amendment to Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC, dated June 14, 2006, is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No.

                    34, filed September 14, 2006 (File No. 333-33978).

               (h) Form of Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is filed herein as Exhibit 5(h).

   Exhibit 6        Not Applicable

   Exhibit 7   (a)  Form of Custodian Agreement between Janus Adviser Series and
                    State Street Bank and Trust Company is incorporated by reference to Exhibit 7(a) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

               (b) Form of Global Custody Services Agreement between Janus Adviser Series, on behalf of Janus Adviser Money Market Fund and Citibank, N.A is incorporated by reference to Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

               (c) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

               (d) Form of Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A., dated December 5, 2000, is incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

               (e) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

               (f) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

               (g) Form of Letter Agreement with State Street Bank and Trust is incorporated by reference to Exhibit 7(g) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No.
                    333-

                    33978).

               (h) Form of Letter Agreement with State Street Bank and Trust Company, dated September 30, 2001, is incorporated by reference to Exhibit 7(h) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

               (i) Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust is incorporated by reference to Exhibit 7(i) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (j) Form of Letter Agreement with State Street Bank and Trust Company, dated December 31, 2002, is incorporated by reference to Exhibit 7(j) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

               (k) Form of Letter Agreement with State Street Bank and Trust Company, dated December 31, 2002, is incorporated by reference to Exhibit 7(k) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

               (l) Form of Letter Agreement with State Street Bank and Trust Company, dated March 21, 2003, is incorporated by reference to Exhibit 7(l) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

               (m) Form of Letter Agreement with State Street Bank and Trust Company, dated June 2, 2003, filed as Exhibit 7(m) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-3978), has been withdrawn.

               (n) Form of Letter Agreement with regard to Janus Adviser Mid Cap Growth Fund, with State Street Bank and Trust Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(n) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

               (o) Form of Letter Agreement with regard to Janus Adviser International Growth Fund, with State Street Bank and Trust Company, dated June 2, 2003, is incorporated by reference to
                    Exhibit 7(o) to Post-Effective Amendment No. 14, filed May 30, 2003 (File No. 333-33978).

               (p)  Form of Letter Agreement with regard to Janus Adviser
                    Risk-

                    Managed Growth Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(p) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (q) Form of Letter Agreement with regard to Janus Adviser Foreign Stock Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(q) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (r) Form of Letter Agreement with regard to Janus Adviser Risk-Managed Core Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(r) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (s) Form of Letter Agreement with regard to Janus Adviser Small Company Value Fund, with State Street Bank and Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(s) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (t) Amendment to Custodian Contract, dated January 21, 2005, between Janus Adviser Series, on behalf of its Portfolios, and State Street Bank and Trust Company, is incorporated by reference to Exhibit 7(t) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (u) Letter Agreement with regard to Janus Adviser Growth Fund, with State Street Bank and Trust Company, dated February 22, 2005, is incorporated by reference to Exhibit 7(u) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (v) Letter Agreement with regard to Janus Adviser Capital Appreciation Fund, with State Street Bank and Trust Company, dated February 22, 2005, is incorporated by reference to
                    Exhibit 7(v) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (w) Letter Agreement with regard to Janus Adviser Flexible Income Fund, with State Street Bank and Trust Company, dated February 22, 2005, is incorporated by reference to Exhibit 7(w) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (x) Form of Letter Agreement, dated March 22, 2005, regarding State Street Bank and Trust Company Custodian Contract is incorporated by reference to Exhibit 7(x) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (y) Amended and Restated Custodian Contract between Janus Adviser Series and State Street Bank and Trust Company, dated August 1, 2005, is incorporated by reference to
                    Exhibit 7(y) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (z) Form of Letter Agreement with regard to Janus Adviser Risk-Managed Value Fund, with State Street Bank and Trust Company, dated December 16, 2005, is incorporated by reference to Exhibit 7(z) to Post-Effective Amendment No. 26, filed on December 30, 2005 (File No. 333-33978).

               (aa) Form of Letter Agreement with regard to Janus Adviser
                    Long/Short Fund with State Street Bank and Trust Company is incorporated by reference to Exhibit 7(aa) to Post-Effective Amendment No. 27, filed January 12, 2006 (File No. 333-33978).

               (bb) Letter Agreement with regard to Janus Adviser Risk-Managed
                    Core Fund, Janus Adviser Risk-Managed Growth Fund, and Janus Adviser Risk-Managed Value Fund with State Street Bank and Trust Company, dated February 21, 2006, is incorporated by reference to Exhibit 7(bb) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

               (cc) Letter Agreement with regard to Janus Adviser Core Equity
                    Fund with State Street Bank and Trust Company, dated April 18, 2006, is incorporated by reference to Exhibit 7(cc) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

               (dd) Form of Letter Agreement with regard to Janus Adviser
                    International Equity Fund with State Street Bank and Trust Company, dated September 6, 2006, is incorporated by reference to Exhibit 7(dd) to Post-Effective Amendment No. 35, filed November 28, 2006 (File No. 333-33978).

               (ee) Form of Amendment to Subcustodian Contract, dated February
                    23, 2007, between Citibank, N.A., certain Mutual Funds Advised or Subadvised by Janus Capital Management LLC, and State Street Bank and Trust Company is filed herein as
                    Exhibit 7(ee).

               (ff) Form of Letter Agreement with regard to Janus Institutional
                    Cash Management Fund, Janus Institutional Money Market Fund, and Janus Institutional Government Money Market Fund, with Citibank, N.A. is filed herein as Exhibit 7(ff).

Exhibit 8      (a)  Form of Transfer Agency Agreement with Janus Service
                    Corporation is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (b) Form of Administrative Services Agreement with Janus Service Corporation is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (c) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (d) Amended and Restated Transfer Agency Agreement with Janus Services LLC is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (e) Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Berger Investment Portfolio Trust is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

               (f) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Capital Appreciation Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (g) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(g) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (h) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth and Income Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(h) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (i) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Growth Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(i) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (j) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Growth Fund, dated November 28, 2003, is incorporated by reference to
                    Exhibit 8(j) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (k) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Growth Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (l) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser International Value Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(l) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (m) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Worldwide Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(m) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (n) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Balanced Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(n) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (o) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Core Equity Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(o) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (p) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Risk-Managed Core Fund, dated November 28, 2003, is incorporated by reference to
                    Exhibit 8(p) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (q) Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Value Fund, dated November 28, 2003, is incorporated by reference to Exhibit 8(q) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (r) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Small Cap Value Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(r) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (s) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Flexible Income Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(s) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (t) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Money Market Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(t) to Post-Effective Amendment No. 16, filed November 26, 2003 (File No. 333-33978).

               (u) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(u) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (v) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Capital Appreciation Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(v) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (w) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Mid Cap Growth Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(w) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (x) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Growth and Income Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(x) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (y) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Core Equity Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(y) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (z) Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Balanced Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(z) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (aa) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Worldwide Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(aa) to

                    Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (bb) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser International Growth Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(bb) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (cc) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Foreign Stock Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(cc) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (dd) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Mid Cap Value Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(dd) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (ee) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Small Company Value Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(ee) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (ff) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Risk-Managed Growth Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(ff) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (gg) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Risk-Managed Core Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(gg) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (hh) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Flexible Income Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(hh) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (ii) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Money Market Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(ii) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (jj) Amended and Restated Transfer Agency Agreement with Janus
                    Services LLC, dated July 14, 2004, is incorporated by reference to Exhibit 8(jj) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (kk) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated March 22, 2005, regarding Janus Adviser Orion Fund is incorporated by reference to Exhibit 8(kk) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (ll) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated March 22, 2005, regarding Janus Adviser Small-Mid Growth Fund is incorporated by reference to Exhibit 8(ll) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (mm) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated March 22, 2005, regarding Janus Adviser Contrarian Fund is incorporated by reference to Exhibit 8(mm) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (nn) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated March 22, 2005, regarding Janus Adviser High-Yield Fund is incorporated by reference to Exhibit 8(nn) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (oo) Form of Amended and Restated Transfer Agency Agreement with
                    Janus Services LLC is incorporated by reference to Exhibit 8(oo) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (pp) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Balanced Fund is incorporated by reference to Exhibit 8(pp) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (qq) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Contrarian Fund is incorporated by reference to Exhibit 8(qq) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (rr) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Core Equity Fund is incorporated by reference to Exhibit 8(rr) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (ss) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Flexible Bond Fund is incorporated by reference to Exhibit 8(ss) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (tt) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Foreign Stock Fund is incorporated by reference to Exhibit 8(tt) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (uu) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Forty Fund is incorporated by reference to Exhibit 8(uu) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (vv) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Growth and Income Fund is incorporated by reference to Exhibit 8(vv) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (ww) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser High-Yield Fund is incorporated by reference to Exhibit 8(ww) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (xx) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser International Growth Fund is incorporated by reference to Exhibit 8(xx) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (yy) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Large Cap Growth Fund is incorporated by reference to Exhibit 8(yy) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (zz) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Mid Cap Growth Fund is incorporated by reference to Exhibit 8(zz) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (aaa) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Mid Cap Value Fund is incorporated by reference to Exhibit 8(aaa) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (bbb) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Orion Fund is incorporated by reference to Exhibit 8(bbb) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (ccc) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Risk-Managed Core Fund is incorporated by reference to Exhibit 8(ccc) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (ddd) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Risk-Managed Growth Fund is incorporated by reference to Exhibit 8(ddd) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (eee) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Small Company Value Fund is incorporated by reference to Exhibit 8(eee) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (fff) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Small-Mid Growth Fund is incorporated by reference to Exhibit 8(fff) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (ggg) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated September 20, 2005, regarding Janus Adviser Worldwide Fund is incorporated by reference to Exhibit 8(ggg) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

              (hhh) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series regarding Janus Adviser Risk-Managed Value Fund is incorporated by reference to Exhibit 8(hhh) to Post-Effective Amendment No. 24, filed on October 14, 2005 (File No. 333-33978).

              (iii) Form of Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series regarding Janus Adviser Long/Short Fund is incorporated by reference to
                    Exhibit 8(iii) to Post-Effective Amendment No. 27, filed January 12, 2006 (File No. 333-33978).

              (jjj) Amended and Restated Transfer Agency Agreement with Janus
                    Services LLC, dated November 28, 2005, is incorporated by reference to Exhibit 8(jjj) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

              (kkk) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series, dated November 10, 2006, regarding Janus Adviser International Equity Fund is incorporated by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 35, filed November 28, 2006 (File No. 333-33978).

              (lll) Amended and Restated Administrative Services Agreement
                    between Janus Adviser Series and Janus Capital Management LLC, dated February 23, 2007, is filed herein as Exhibit 8(lll).

              (mmm) Amended and Restated Transfer Agency Agreement with Janus
                    Services LLC, dated February 23, 2007, is filed herein as
                    Exhibit 8(mmm).

              (nnn) Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Cash Management Fund, and Janus Capital Management LLC, dated February 23, 2007, is filed herein as Exhibit 8(nnn).

              (ooo) Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Government Money Market Fund, and Janus Capital Management LLC, dated February 23, 2007, is filed herein as Exhibit 8(ooo).

              (ppp) Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Money Market Fund, and Janus Capital Management LLC, dated February 23, 2007, is filed herein as Exhibit 8(ppp).

              (qqq) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series regarding Janus Institutional Cash Management Fund, dated February 23, 2007, is filed herein as Exhibit 8(qqq).

              (rrr) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series regarding Janus Institutional Government Money Market Fund, dated February 23, 2007, is filed herein as Exhibit 8(rrr).

              (sss) Expense Limitation Agreement between Janus Capital
                    Management LLC and Janus Adviser Series regarding Janus Institutional Money Market Fund, dated February 23, 2007, is filed herein as Exhibit 8(sss).

              (ttt) Form of Agreement and Plan of Reorganization by and among
                    Janus Investment Fund and Janus Adviser Series is filed herein as Exhibit 8(ttt).





   Exhibit 9   (a)  Opinion and Consent of Counsel with respect to shares of the
                    Trust is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1, filed on June 12, 2000
                    (File No. 333-33978).

               (b) Opinion and Consent of Counsel with respect to shares of Global Value Fund is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

               (c) Opinion and Consent of Counsel with respect to Class C Shares of Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Global Value Fund, Growth and Income Fund, Growth Fund, International Fund, Money Market Fund, Strategic Value Fund, and Worldwide Fund is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (d)  Opinion and Consent of Counsel with respect to Class I

                    Shares and Class C Shares of Risk-Managed Large Cap Growth Fund, Risk-Managed Large Cap Core Fund, and Mid Cap Value Fund is incorporated by reference to Exhibit 9(d) to Post Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

               (e) Opinion and Consent of Counsel with respect to Class I Shares and Class C Shares of Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

               (f) Opinion and Consent of Counsel with respect to Class I Shares and Class C Shares of Janus Adviser High-Yield Fund filed as Exhibit 9(f) to Post-Effective Amendment No. 10, filed March 19, 2003 (File No. 333-33978), has been withdrawn.

               (g) Opinion and Consent of Counsel with respect to Class A Shares and Class R Shares of Balanced Fund, Capital Appreciation Fund, Core Equity Fund, Flexible Income Fund, Foreign Stock Fund, Growth and Income Fund, Growth Fund, International Growth Fund, Mid Cap Growth Fund, Mid Cap Value, Risk-Managed Core Fund, Risk-Managed Growth Fund, Small Company Value Fund, and Worldwide Fund; and Class A Shares of Money Market Fund is incorporated by reference to
                    Exhibit 9(g) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (h) Opinion and Consent of Counsel with respect to Class I Shares, Class C Shares, Class A Shares, and Class R Shares of Janus Adviser Orion Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Contrarian Fund, and Janus Adviser High-Yield Fund, dated April 11, 2005, is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (i) Opinion and Consent of Counsel with respect to Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of Janus Adviser Risk-Managed Value Fund is incorporated by reference to Exhibit 9(i) to Post-Effective Amendment No. 26, filed December 30, 2005 (File No. 333-33978).

               (j)  Opinion and Consent of Counsel with respect to Class A

                    Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of Janus Adviser Long/Short Fund is incorporated by reference to Exhibit 9(j) to Post-Effective Amendment No. 33, filed July 31, 2006 (File No. 333-33978).

               (k) Opinion and Consent of Counsel with respect to Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of Janus Adviser International Equity Fund is incorporated by reference to Exhibit 9(k) to Post-Effective Amendment No. 35, filed November 28, 2006 (File No. 333-3978).

               (l) Opinion and Consent of Counsel with respect to Institutional Shares and Premium Shares of Janus Institutional Cash Management Fund, and Institutional, Premium, Primary, Select, and Services Shares of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund is filed herein as Exhibit 9(l).

   Exhibit 10       Consent of PricewaterhouseCoopers LLP is filed herein as
                    Exhibit 10.

   Exhibit 11       Not Applicable

   Exhibit 12       Not Applicable

   Exhibit 13  (a)  Form of Distribution and Shareholder Servicing Plan is
                    incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

               (b) Distribution and Shareholder Servicing Plan for Class C Shares is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (c) Amended and Restated Distribution and Shareholder Servicing Plan for Class I Shares is incorporated by reference to
                    Exhibit 13(c) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (d) Distribution and Shareholder Servicing Plan for Class A Shares is incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (e) Distribution and Shareholder Servicing Plan for Class R Shares is incorporated by reference to Exhibit 13(e) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (f) Form of Amended and Restated Distribution and Shareholder Servicing Plan for Class S Shares is incorporated by reference to Exhibit 13(f) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (g) Distribution and Shareholder Servicing Plan for Premium Shares is filed herein as Exhibit 13(g).

               (h) Distribution and Shareholder Servicing Plan for Primary Shares is filed herein as Exhibit 13(h).

               (j) Distribution and Shareholder Servicing Plan for Select Shares is filed herein as Exhibit 13(h).

   Exhibit 14  (a)  Rule 18f-3 Plan, dated June 18, 2002, is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

               (b) Amended and Restated Rule 18f-3 Plan, dated March 18, 2003, is incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978).

               (c) Form of Amended and Restated Rule 18f-3 Plan, dated September 17, 2003, is incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

               (d) Amended and Restated Rule 18f-3 Plan, dated July 14, 2004, is incorporated by reference to Exhibit 14(d) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (e) Form of Amended and Restated Rule 18f-3 Plan, dated November 28, 2005, is incorporated by reference to Exhibit 14(e) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (f) Amended and Restated Rule 18f-3 Plan, dated October 6, 2006, is filed herein as Exhibit 14(f).

   Exhibit 15  (a)  Powers of Attorney, dated as of May 17, 2004, are incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

               (b) Powers of Attorney, dated as of November 22, 2005, are incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25, filed November 25, 2005 (File No. 333-33978).

               (c) Powers of Attorney, dated as of January 1, 2006, are incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 27, filed January 12, 2006 (File No. 333-33978).

   Exhibit 16  (a)  Code of Ethics as filed with Registrant's Registration
                    Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000, have been withdrawn.

               (b) Amended Janus Ethics Rules filed as Exhibit 14(b) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978), have been withdrawn.

               (c) Amended Janus Ethics Rules filed as Exhibit 14(c) to Post-Effective Amendment No.5, filed July 26, 2002 (File No. 333-33978), have been withdrawn.

               (d) Code of Ethics of Perkins, Wolf, McDonnell and Company is incorporated by reference to Exhibit 14(d) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978), have been withdrawn.

               (e) Code of Ethics and Statement of Personal Trading Policies for Enhanced Investment Technologies, LLC filed as Exhibit 14(e) to Post-Effective Amendment No. 8, filed December 30, 2002 (File No. 333-33978), have been withdrawn.

               (f) Code of Ethics and Statement of Policies for Bay Isle Financial LLC filed as Exhibit 14(f) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978), have been withdrawn.

               (g) Amended Code of Ethics Rules filed as Exhibit 14(g) to Post-Effective Amendment No 10, filed March 19, 2003 (File No. 333-33978), have been withdrawn.

               (h) Amended Code of Ethics Rules filed as Exhibit 14(h) to Post-Effective Amendment No. 12, filed April 3, 2003 (File No. 333-33978), have been withdrawn.

               (i)  Amended Janus Ethics Rules are incorporated by reference to
                    Exhibit 14(i) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978), have been withdrawn.

               (j) Amended Janus Ethics Rules, dated April 20, 2004, are incorporated by reference to Exhibit 16(j) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978), have been withdrawn.

               (k) Code of Ethics of Perkins, Wolf, McDonnell and Company, LLC, revised July 7, 2004, is incorporated by reference to
                    Exhibit 16(k) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978), have been withdrawn.

               (l) Amended Janus Ethics Rules, dated September 14, 2004, are incorporated by reference to Exhibit 16(l) to Post-Effective Amendment No. 18, filed September 29, 2004 (File No. 333-33978), have been withdrawn.

               (m) Amended Janus Ethics Rules, dated March 22, 2005, are incorporated by reference to Exhibit 16(m) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (n) Code of Ethics for Perkins, Wolf, McDonnell and Company, LLC is incorporated by reference to Exhibit 16(n) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

               (o) Amended Janus Ethics Rules, dated September 20, 2005, are incorporated by reference to Exhibit 16(o) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

               (p) Code of Ethics for Perkins, Wolf, McDonnell and Company, LLC, revised April 27, 2005, is incorporated by reference to
                    Exhibit 16(p) to Post-Effective Amendment No. 26, filed on December 30, 2005 (File No. 333-33978).

               (q) Amended Janus Ethics Rules, dated December 6, 2005, are incorporated by reference to Exhibit 16(q) to Post-Effective Amendment No. 26, filed December 30, 2005 (File No. 333-33978).

               (r) Amended Janus Ethics Rules, dated July 12, 2006, are incorporated by reference to Exhibit 16(r) to Post-Effective Amendment No. 33, filed July 31, 2006 (File No. 333-33978).

               (s) Amended Janus Ethics Rules, dated August 30, 2006, are incorporated by reference to Exhibit 16(s) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

               (t) Code of Ethics for Perkins, Wolf, McDonnell and Company, LLC, revised October 11, 2006, is incorporated by reference to Exhibit 16(t) to Post-Effective Amendment No. 35, filed November 28, 2006 (File No. 333-33978).

               (u) Amended Janus Ethics Rules, dated October 6, 2006, are incorporated by reference to Exhibit 16(u) to Post-Effective Amendment No. 35, filed November 28, 2006 (File No. 333-33978).

               (v) Amended Janus Ethics Rules, dated November 21, 2006, are incorporated by reference to Exhibit 16(v) to Post-Effective Amendment No. 36, filed December 8, 2006 (File No. 333-33978).

               (w) Amended Janus Ethics Rules, dated January 26, 2007 are incorporated by reference to Exhibit 16(w) to Post-Effective Amendment No. 37, filed February 15, 2007 (File No. 333-33978).




ITEM 24. Persons Controlled by or Under Common Control with Registrant

         The Board of Trustees of Janus Adviser Series is the same as that of Janus Investment Fund and Janus Aspen Series. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the three Trusts are substantially identical. Nonetheless, Janus Adviser Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.

ITEM 25. Indemnification

         Article IX of Janus Adviser Series' Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

ITEM 26. Business and Other Connections of Investment Adviser

         The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statement(s) of Additional Information included in this Registration Statement.

         The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:



                               Adviser/Affiliated Entity Name and
Name                           Principal Business Address                     Position(s) with Adviser or Affiliated Entity
--------------                 ----------------------------------             ----------------------------------------------
Robin C. Beery                 Janus Capital Group Inc.(1)                    Chief Marketing Officer and Executive Vice
                                                                              President

                               Janus Capital Management LLC(1)                Chief Marketing Officer and Executive Vice
                                                                              President

                               The Janus Foundation(1)                        President and Director

                               Janus Services LLC(1)                          Executive Vice President


Gary D. Black                  Janus Capital Group Inc. (1)                   Chief Executive Officer and Director


                               Adviser/Affiliated Entity Name and
Name                           Principal Business Address                     Position(s) with Adviser or Affiliated Entity
--------------                 ----------------------------------             ----------------------------------------------
                               Janus Capital Management LLC(1)                Chief Executive Officer

                               Janus Management Holdings Corp. (1)            President and Director

                               Bay Isle Financial LLC(1)                      President

                               Enhanced Investment Technologies, LLC(2)       Working Director

John H. Bluher                 Janus Capital Group Inc. (1)                   General Counsel, Chief Public Affairs
                                                                              Officer and Executive Vice President

                               Janus Capital Management LLC(1)                Chief Public Affairs Officer and Executive
                                                                              Vice President

                               Janus Management Holdings Corp. (1)            General Counsel, Chief Public Affairs
                                                                              Officer and Executive Vice President

                               Janus Services LLC(1)                          Executive Vice President

                               Capital Group Partners, Inc.(3)                Director

                               Enhanced Investment Technologies, LLC(2)       Vice President


Dominic C. Martellaro          Janus Capital Group Inc. (1)                   Executive Vice President

                               Janus Capital Management LLC(1)                Executive Vice President

                               Janus Capital Trust Manager Limited(4)         Director

                               Janus Services LLC(1)                          Executive Vice President

                               Janus Capital Funds Plc(4)                     Director

David R. Martin                Janus Capital Group Inc. (1)                   Chief Financial Officer and Executive Vice
                                                                              President

                               Janus Capital Management LLC(1)                Chief Financial Officer and Executive Vice
                                                                              President

                               Janus Capital International Limited(5)         Chief Financial Officer and Executive Vice
                                                                              President

                               Janus Management Holdings Corp. (1)            Chief Financial Officer, Executive Vice
                                                                              President, and Director

                               Janus Services LLC(1)                          Chief Financial Officer and Executive Vice
                                                                              President

                               Capital Group Partners, Inc. (3)               Chief Executive Officer and Director

                               Enhanced Investment Technologies, LLC(2)       Working Director


John Zimmerman                 Janus Capital Group Inc. (1)                   Executive Vice President

                               Janus Capital Management LLC(1)                Executive Vice President

                               Adviser/Affiliated Entity Name and
Name                           Principal Business Address                     Position(s) with Adviser or Affiliated Entity
--------------                 ----------------------------------             ----------------------------------------------
                               Enhanced Investment Technologies, LLC(2)       Working Director



-----------------
(1)  Principal address is 151 Detroit Street, Denver, Colorado 80206-4805.

(2) Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

(3)  Principal address is 525 Broadhollow Road, Melville, NY 11747.

(4) Principal address is Brooklawn House, Crampton Avenue/Shelbourne Road, Ballsbridge, Dublin 4, Ireland.

(5) Principal address is CityPoint, 1, Ropemaker Street, 26th Floor, London EC2Y 9HT, England.

         The only business of Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.) and Perkins, Wolf, McDonnell and
Company, LLC (fka Perkins, Wolf, McDonnell and Company) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:



                                Subadviser/Affiliated Entity Name and
Name                            Principal Business Address                 Position(s) with Subadviser or Affiliated Entity
------------------              ---------------------------------------    ------------------------------------------------
E. Robert Fernholz              Enhanced Investment Technologies, LLC(1)   Chief Investment Officer, Executive Vice
                                                                           President and Working Director

Robert A. Garvy                 Enhanced Investment Technologies, LLC(1)   Chief Executive Officer, President and
                                                                           Working Director

David E. Hurley                 Enhanced Investment Technologies, LLC(1)   Chief Operating Officer and Executive Vice
                                                                           President

Robert H. Perkins               Perkins, Wolf, McDonnell and Company,      Chief Investment Officer and President
                                LLC(2)

Greg E. Wolf                    Perkins, Wolf, McDonnell and Company,      Chief Operating Officer and Treasurer
                                LLC(2)



------------------
(1) Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

(2)  Principal address is 311 S. Wacker Drive, Suite 6000, Chicago, Illinois
     60606.


ITEM 27.       Principal Underwriters

               (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series, and Janus Investment Fund.

               (b) The principal business address, positions with Janus Distributors and positions with Registrant of Kelley Abbott Howes and David R. Kowalski, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:


Name                            Position(s) with Janus Distributors LLC
----                            ---------------------------------------

Robin C. Beery                  Executive Vice President

John H. Bluher                  General Counsel, Chief Public Affairs Officer
                                and Executive Vice President

Gregory A. Frost                Chief Financial Officer, Senior Vice President,
                                and Controller

Erich Gerth                     Senior Vice President

Anya B. Hodges                  Vice President

Karlene J. Lacy                 Vice President

Douglas J. Laird                Vice President

John J. Mari                    Vice President

Dominic C. Martellaro           President

David R. Martin                 Executive Vice President

Russell P. Shipman              Senior Vice President

Robert A. Watson                Senior Vice President

James R. Yount                  Senior Vice President

John Zimmerman                  Executive Vice President



Messrs. Bluher, Frost, Gerth, Laird, Mari, Martellaro, Martin, Shipman, Watson, Yount, and Zimmerman and Mses. Beery, Hodges, and Lacy do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

               (c)  Not Applicable.

ITEM 28.       Location of Accounts and Records

         The accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 100 Fillmore Street, Denver, Colorado 80206-4928, 720 South Colorado Blvd., Denver, Colorado 80206-1929, and DocuVault, 5155 E. 46th Avenue, Denver, Colorado 80216; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, New York 10043. Certain records relating to the day-to-day portfolio management of Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser INTECH Risk-Managed Growth Fund, and Janus Adviser INTECH Risk-Managed Core Fund are kept at the offices of the subadviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. Certain records relating to the day-to-day portfolio management of Janus Adviser Mid Cap Value Fund are kept at the offices of the subadviser, Perkins, Wolf, McDonnell and Company, LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

ITEM 29.       Management Services

         The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

 ITEM 30.      Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 22nd day of February, 2007.




                              JANUS ADVISER SERIES


                              By:      /s/ Kelley Abbott Howes
                                       -----------------------------------------
                                       Kelley Abbott Howes, President and Chief
                                       Executive Officer

         Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                                          Title                                   Date
---------                                          -----                                   ----


/s/  Kelley Abbott Howes                           President and Chief Executive Officer   February 22, 2007
----------------------------------                 (Principal Executive Officer)
Kelley Abbott Howes

/s/  Jesper Nergaard                               Vice President, Chief Financial         February 22, 2007
----------------------------------                 Officer, Treasurer and Principal
Jesper Nergaard                                    Accounting Officer (Principal
                                                   Financial Officer and Principal



Signature                                          Title                                   Date
---------                                          -----                                   ----


                                                   Accounting Officer)

Dennis B. Mullen*                                  Chairman and Trustee                    February 22, 2007
----------------------------------
Dennis B. Mullen


Jerome S. Contro*                                  Trustee                                 February 22, 2007
----------------------------------
Jerome S. Contro


William F. McCalpin*                               Trustee                                 February 22, 2007
----------------------------------
William F. McCalpin


John W. McCarter, Jr.*                             Trustee                                 February 22, 2007
----------------------------------
John W. McCarter, Jr.


James T. Rothe*                                    Trustee                                 February 22, 2007
----------------------------------
James T. Rothe


William D. Stewart*                                Trustee                                 February 22, 2007
----------------------------------
William D. Stewart


Martin H. Waldinger*                               Trustee                                 February 22, 2007
----------------------------------
Martin H. Waldinger


Linda S. Wolf*                                     Trustee                                 February 22, 2007
----------------------------------
Linda S. Wolf


Thomas H. Bailey*                                  Trustee                                 February 22, 2007
----------------------------------
Thomas H. Bailey



/s/ Stephanie Grauerholz-Lofton
----------------------------------
*By    Stephanie Grauerholz-Lofton
       Attorney-in-Fact


                               INDEX OF EXHIBITS



Exhibit Number                 Exhibit Title
--------------                 -------------

Exhibit 4(kkkkk)               Investment Advisory Agreement for Janus Institutional Cash Management Fund, dated February
                               23, 2007

Exhibit 4(lllll)               Investment Advisory Agreement for Janus Institutional Government Money Market Fund, dated
                               February 23, 2007

Exhibit 4(mmmmm)               Investment Advisory Agreement for Janus Institutional Money Market Fund, dated February 23,
                               2007

Exhibit 5(h)                   Form of Amended and Restated Distribution Agreement between Janus Adviser Series and Janus
                               Distributors LLC

Exhibit 7(ee)                  Form of Amendment to Subcustodian Contract between Citibank, N.A., certain Mutual Funds
                               Advised or Subadvised by Janus Capital Management LLC, and State Street Bank and Trust
                               Company

Exhibit                        7(ff)  Form of Letter Agreement with regard to Janus Institutional Cash Management Fund,
                               Janus Institutional Money Market Fund, and Janus Institutional Government Money Market Fund,
                               with Citibank, N.A.

Exhibit 8(lll)                 Amended and Restated Administrative Services Agreement between Janus Adviser Series and Janus
                               Capital Management LLC, dated February 23, 2007

Exhibit 8(mmm)                 Amended and Restated Transfer Agency Agreement with Janus Services LLC, dated February 23,
                               2007

Exhibit 8(nnn)                 Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Cash
                               Management Fund, and Janus Capital Management LLC, dated February 23, 2007

Exhibit 8(ooo)                 Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional
                               Government Money Market Fund, and Janus Capital Management LLC, dated February 23, 2007

Exhibit 8(ppp)                 Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Money
                               Market Fund, and Janus Capital Management LLC, dated February 23, 2007

Exhibit 8(qqq)                 Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series
                               regarding Janus Institutional Cash Management Fund, dated February 23, 2007

Exhibit 8(rrr)                 Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series
                               regarding Janus Institutional Government Money Market Fund, dated February 23, 2007

Exhibit 8(sss)                 Expense Limitation Agreement between Janus Capital Management LLC and Janus Adviser Series
                               regarding Janus Institutional Money Market Fund, dated February 23, 2007





Exhibit Number                 Exhibit Title
--------------                 -------------


Exhibit 8(ttt)                 Form of Agreement and Plan of Reorganization by and among Janus Investment Fund and Janus
                               Adviser Series

Exhibit                        9(l) Opinion and Consent of Counsel with respect to Institutional Shares and Premium Shares of
                               Janus Institutional Cash Management Fund, and Institutional, Premium, Primary, Select, and
                               Services Shares of Janus Institutional Money Market Fund and Janus Institutional Government
                               Money Market Fund

Exhibit 10                     Consent of PricewaterhouseCoopers LLP

Exhibit 13(g)                  Distribution and Shareholder Servicing Plan for Premium Shares

Exhibit 13(h)                  Distribution and Shareholder Servicing Plan for Primary Shares

Exhibit 13(i)                  Distribution and Shareholder Servicing Plan for Select Shares

Exhibit 14(f)                  Amended and Restated Rule 18f-3 Plan, dated October 6, 2006
